AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 30, 2001

                                                              File No. 033-50718
                                                              File No. 811-07102

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 30           /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 32                   /X/

                                 THE ARBOR FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)
        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 932-7781

                                  JAMES R.FOGGO
                               C/O SEI CORPORATION
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
Richard W. Grant, Esquire                     Thomas P. Lemke, Esquire
Morgan, Lewis & Bockius LLP                   Morgan, Lewis & Bockius LLP
1701 Market Street                            1800 M Street N.W.
Philadelphia, Pennsylvania 19103              Washington, D.C. 20036

-------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)
/ / on [date] pursuant to paragraph (b)
/X/ 60 days after filing pursuant to paragraph (a)
/ / 75 days after filing pursuant to paragraph (a)
/ / on [date] pursuant to paragraph (a) of Rule 485.

                                  May 31, 2001


                                  THE OVB FUNDS
                                 THE ARBOR FUND

                           CLASS A AND CLASS B SHARES

                                   PROSPECTUS

                             EQUITY INCOME PORTFOLIO
                         CAPITAL APPRECIATION PORTFOLIO
                         GOVERNMENT SECURITIES PORTFOLIO
                    WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
                           PRIME OBLIGATIONS PORTFOLIO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this
          prospectus. Any representation to the contrary is a criminal offense.

                              About This Prospectus


The OVB Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares and Class B Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

     Class A Shares
     o No sales charges
     o No 12b-1 fees or shareholder fees
     o $100,000 minimum initial investment

     Class B Shares
     o No sales charges
     o 12b-1 fees
     o $1,000 minimum initial investment

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return which is common to each of the Portfolios. For more detailed information about each Portfolio, please see:

                                                                      Page
OVB EQUITY INCOME PORTFOLIO........................................... 4
OVB CAPITAL APPRECIATION PORTFOLIO.................................... 8
OVB GOVERNMENT SECURITIES PORTFOLIO...................................12
OVB WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO ........................16
OVB PRIME OBLIGATIONS PORTFOLIO.......................................20
MORE INFORMATION ABOUT RISK...........................................23
MORE INFORMATION ABOUT PORTFOLIO INVESTMENTS .........................25
INVESTMENT ADVISER AND SUB-ADVISER ...................................25
PORTFOLIO MANAGERS....................................................26
PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES...................26
DISTRIBUTION OF PORTFOLIO SHARES......................................30
DIVIDENDS AND DISTRIBUTIONS...........................................31
TAXES.................................................................31
FINANCIAL HIGHLIGHTS..................................................32
HOW TO OBTAIN MORE INFORMATION ABOUT THE
  OVB FAMILY OF FUNDS.................................................Back Cover

Risk/Return Information Common To The Portfolios

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment managers invest Portfolio assets in a way that they believe will help a Portfolio achieve its goal. Still, investing in each Portfolio involves risk and there is no guarantee that a Portfolio will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Portfolio, just as you could with other investments. A PORTFOLIO SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Portfolio (other than the OVB Prime Obligations Portfolio) is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

THE OVB PRIME OBLIGATIONS PORTFOLIO TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE THIS GOAL.

Equity Income Portfolio

Portfolio Summary

Investment Goal               Current income, with a secondary goal of moderate
                              capital appreciation

Investment Focus              Large capitalization U.S. common stocks which pay
                              dividends

Share Price Volatility        Medium

Principal Investment          Investing in a Portfolio which will provide price
Strategy                      movement similar to the Standard & Poor's 500
                              Composite Index, but with less volatility and a significantly higher dividend stream

Investor Profile              Investors seeking current income and moderate
                              capital appreciation who are willing to bear the risk of modest share price volatility

Investment Strategy

The Portfolio invests primarily (at least 65% of its assets) in common stocks of U.S. companies with large market capitalizations (in excess of $5 billion) that regularly pay dividends. The Portfolio invests in established companies operating in a broad range of industries based on their ability to grow both earnings and dividends. In selecting investments for the Portfolio, the Adviser attempts to choose stocks of companies that are positioned to benefit from competitive advantages that arise from ownership of valuable business franchises, trademarks and brand names, control of distribution networks, significant market shares in key products, or other company specific attributes. The Adviser also considers the quality of management as evidenced by an established track record of enhancing shareholder value. The Adviser buys stocks with a long-term view and attempts to hold its positions and keep portfolio turnover low.

Principal Risks of Investing

Since it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The Portfolio is also subject to the risk that large capitalization dividend-paying common stocks may underperform other segments of the equity market or the equity markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares from year to year.*

                           1997           23.02%
                           1998           13.77%
                           1999           12.51%
                           2000            X.XX%

                       BEST QUARTER    WORST QUARTER
                          X.XX%            X.XX%
                        (XX/XX/XX)       (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Portfolio's performance from 1/1/01 to 3/31/01 was X.XX%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000 to those of the S&P 500/Barra Value Index and the Lipper Equity Income Average.

Class A Shares                           1 Year   Since Inception
-----------------------------------------------------------------
OVB Equity Income Portfolio               X.XX%      X.XX%*
S&P 500/Barra Value Index                 X.XX%      X.XX%*
Lipper Equity Income Average              X.XX%      X.XX%**

*    Since 8/1/96
**   Since 8/31/96

Class B Shares                           1 Year   Since Inception
-----------------------------------------------------------------
OVB Equity Income Portfolio               X.XX%       X.XX%*
S&P 500/Barra Value Index                 X.XX%       X.XX%**
Lipper Equity Income Average              X.XX%       X.XX%**

*    Since 8/1/96
**   Since 8/31/96

SIMPLY SPEAKING...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/Barra Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the stocks in the S&P 500 Index. The index is constructed by dividing the stocks in the S&P 500 Index by price-to-book ratios, and includes securities of companies with lower price-to-book ratios.

What is an Average?

An average is a composite of mutual funds with similar investment goals. The Lipper Equity Income Average is a widely-recognized average of mutual funds that seek relatively high current income and growth of income through investing in dividend-paying equity securities.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)*

                                           Class A Shares     Class B Shares
-----------------------------------------------------------------------------
Investment Advisory Fees                        0.74%             0.74%
Distribution and Service (12b-1) Fees           None              0.25%
Other Expenses                                  X.XX%             X.XX%
                                                -----             -----
Total Annual Portfolio Operating Expenses       X.XX%             X.XX%

----------------------------------------------------------------------------- *
* The Portfolio's total actual annual portfolio operating expenses for the most recent fiscal year were less than the amount shown because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this Prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses should be as follows:

    OVB Equity Income Portfolio - Class A      X.XX%
    OVB Equity Income Portfolio - Class B      X.XX%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                       1 Year       3 Years      5 Years      10 Years
Class A Shares         $XXX         $XXX         $XXX         $XXX
Class B Shares         $XXX         $XXX         $XXX         $XXX

Capital Appreciation Portfolio

Portfolio Summary

Investment Goal              Long-term growth of capital

Investment Focus             Medium to large capitalization U.S. common stocks

Share Price Volatility       High

Principal Investment         Investing in securities of medium to large sized
Strategy                     companies that have an established record of growth
                             and continue to present significant growth potential

Investor Profile             Investors seeking long-term growth of capital who
                             are willing to accept the volatility that comes with an actively managed portfolio of medium to large sized growth companies

Investment Strategy

The Portfolio invests primarily (at least 65% of its assets) in common stocks of U.S. companies with medium to large market capitalizations (in excess of $1 billion). In selecting investments for the Portfolio, the Adviser will consider growth factors such as a company's new products, changes in management, and business restructurings. The Adviser will also search for companies that have established records of earnings and sales growth over a period of at least three years that it believes are poised to meet or exceed these figures going forward. These companies generally will have lower amounts of long-term debt (representing less than 40% of the company's capitalization); have attractive price/earnings ratios in relation to a company's 3 to 5-year earnings per share growth rate; and have stock prices which have outperformed Standard & Poor's 500 Composite Index (S&P 500) over the previous six months. The Adviser will attempt to avoid overweighting the Portfolio's position in any specific market sector (such as technology, consumer staples, etc.) beyond 150% of the weighting that sector has in the S&P 500.

The Adviser may sell a stock if a company fails to meet earnings or revenue expectations or becomes overvalued (i.e., high price/earnings ratio relative to its earnings growth). The Adviser may also sell a stock to change the Portfolio's weighting in a particular company or industry sector, or if better opportunities are available. Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Principal Risks of Investing

Since it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

The Portfolio is also subject to the risk that large and medium capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares from year to year.*

                            1994           (5.45)%
                            1995           33.34%
                            1996           16.17%
                            1997           27.02%
                            1998           35.05%
                            1999           44.11%
                            2000            X.XX%

                        BEST QUARTER    WORST QUARTER
                            X.XX%           X.XX%
                          (XX/XX/XX)      (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Portfolio's performance from 1/1/01 to 3/31/01 was X.XX%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000 to those of the S&P 500 Index.

Class A Shares                       1 Year        5 Years      Since Inception
-------------------------------------------------------------------------------
OVB Capital Appreciation Portfolio   X.XX%         X.XX%             X.XX%*
S&P 500 Index                        X.XX%         X.XX%             X.XX%**

*    Since 12/1/93
**   Since 12/31/93

Class B Shares                       1 Year        5 Years      Since Inception
-------------------------------------------------------------------------------
OVB Capital Appreciation Portfolio   X.XX%         X.XX%             X.XX%*
S&P 500 Index                        X.XX%         X.XX%             X.XX%**

*    Since 12/30/93
**   Since 12/31/93

SIMPLY SPEAKING ...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses deducted from
Portfolio assets)*

                                         Class A Shares        Class B Shares
--------------------------------------------------------------------------------
Investment Advisory Fees                       0.95%               0.95%
Distribution and Service(12b-1) Fees           None                0.25%
Other Expenses                                 X.XX%               X.XX%
                                               -----               -----
Total Annual Portfolio Operating Expenses      X.XX%               X.XX%


--------------------------------------------------------------------------------
* The Portfolio's total actual annual portfolio operating expenses for the most recent fiscal year were less than the amount shown because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this Prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses should be as follows:

  OVB Capital Appreciation Portfolio - Class A         X.XX%
  OVB Capital Appreciation Portfolio - Class B         X.XX%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                          1 Year     3 Years      5 Years      10 Years
Class A Shares            $XXX       $XXX         $XXX         $XXX
Class B Shares            $XXX       $XXX         $XXX         $XXX

Government Securities Portfolio

Portfolio Summary

Investment Goal              Current income consistent with the preservation of
                             capital

Investment Focus             Fixed income obligations of the U.S. Treasury and
                             U.S. government agencies

Share Price Volatility       Low

Principal Investment         Investing in U.S. Treasury obligations and U.S.
Strategy                     government agency obligations to attempt to
                             maximize income

Investor Profile             Fixed income investors who want to receive strong
                             current income while not sacrificing liquidity

Investment Strategy

The Portfolio invests principally (at least 65% of its assets) in fixed income obligations issued by the U.S. Treasury and U.S. government agencies, including mortgage backed securities. The Portfolio may also invest in taxable municipal securities that are rated in one of the top two ratings categories. In selecting investments for the Portfolio, the Adviser analyzes current market conditions and anticipated changes in bond prices to attempt to obtain the highest possible yield with minimal credit risk. The Adviser actively manages the maturity of the Portfolio which ranges between three and ten years. Under normal circumstances, the Adviser anticipates that the Portfolio's dollar-weighted average maturity will be approximately five years; however, the Adviser may vary this average maturity substantially in anticipation of a change in the interest rate environment.

Principal Risks of Investing

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Portfolio's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio is also subject to the risk that its investment strategy, which focuses on fixed income obligations of the U.S. government, may perform differently from other mutual funds which target other fixed income market segments or invest in other asset classes.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares from year to year.*

                              1994             (5.06)%
                              1995             19.41%
                              1996              2.31%
                              1997              9.26%
                              1998              8.14%
                              1999             (2.65)%
                              2000              X.XX%

                         BEST QUARTER       WORST QUARTER
                             X.XX%              X.XX%
                           (XX/XX/XX)         (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Portfolio's performance from 1/1/01 to 3/31/01 was X.XX%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000 to those of the Lehman Brothers Intermediate Government/Corporate Bond Index.

Class A Shares                           1 Year     5 Years    Since Inception
------------------------------------------------------------------------------
OVB Government Securities Portfolio      X.XX%      X.XX%          X.XX%*
Lehman Brothers Intermediate
Government/Corporate Bond Index          X.XX%      X.XX%**        X.XX%**

*    Since 12/1/93
**   Since 12/31/93

Class B Shares                           1 Year     5 Years    Since Inception
------------------------------------------------------------------------------
OVB Government Securities Portfolio      X.XX%      X.XX%          X.XX%*
Lehman Brothers Intermediate
Government/Corporate Bond Index          X.XX%      X.XX%**        X.XX%

*    Since 12/30/93
**   Since 12/31/93

SIMPLY SPEAKING ...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities from 1 to 10 years.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets)*

                                            Class A Shares     Class B Shares
-----------------------------------------------------------------------------
Investment Advisory Fees                        0.75%               0.75%
Distribution and Service (12b-1)                None                0.25%
Fees Other Expenses                             X.XX%               X.XX%
Total Annual Portfolio Operating Expenses       X.XX%               X.XX%

* The Portfolio's total actual annual portfolio operating expenses for the most recent fiscal year were less than the amount shown because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this Prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses should be as follows:

   OVB Government Securities Portfolio - Class A        X.XX%
   OVB Government Securities Portfolio - Class B        X.XX%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                          1 Year      3 Years      5 Years     10 Years
Class A Shares            $XXX        $XXX         $XXX        $XXX
Class B Shares            $XXX        $XXX         $XXX        $XXX

West Virginia Tax-Exempt Income Portfolio

Portfolio Summary

Investment Goal              Current income exempt from federal and West
                             Virginia income taxes consistent with preservation of capital

Investment Focus             Tax-exempt West Virginia municipal securities

Share Price Volatility       Low

Principal Investment         Invests in high quality municipal obligations which
                             produce interest that is exempt from federal income tax and West Virginia income tax

Investor Profile             Conservative taxable investors who want to receive
                             current income exempt from federal and West
                             Virginia state income tax and are willing to bear the risk of investing in a portfolio of securities affected by changes in economic conditions and governmental policies within West Virginia

Investment Strategy

The Portfolio invests substantially all of its assets in high quality municipal securities that generate income exempt from federal and West Virginia state income taxes. These securities include securities of municipal issuers located in West Virginia, the District of Columbia and other U.S. territories and possessions. The Portfolio will invest most of its assets in securities that are not subject to federal taxes, including the alternative minimum tax, but it can purchase a limited amount of taxable securities. The Portfolio's Adviser will generally purchase municipal securities rated in one of the two highest ratings categories and attempt to maintain an average weighted portfolio maturity of 12 to 18 years. In selecting securities for the Portfolio, the Adviser will consider each security's yield and total return potential relative to other available municipal securities.

Principal Risks of Investing

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Portfolio's concentration of investments in securities of issuers located in West Virginia subjects the Portfolio to economic conditions and government policies within that state. As a result, the Portfolio will be more susceptible to factors which adversely affect issuers of West Virginia obligations than a mutual fund which does not have as great a concentration in West Virginia municipal obligations.

The Portfolio is also subject to the risk that West Virginia municipal debt securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares from year to year.*

                            1994             (4.97)%
                            1995             16.03%
                            1996              3.65%
                            1997              8.93%
                            1998              5.35%
                            1999             (3.27)%
                            2000              X.XX%

                        BEST QUARTER      WORST QUARTER
                           X.XX%              X.XX%
                         (XX/XX/XX)         (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Portfolio's performance from 1/1/01 to 3/31/01 was X.XX%.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000 to those of the Lehman Brothers Municipal Bond Index.


Class A Shares                                  1 Year    5 Years    Since Inception
------------------------------------------------------------------------------------
OVB West Virginia Tax-Exempt Income Portfolio   X.XX%     X.XX%         X.XX%*
Lehman Brothers Municipal Bond Index            X.XX%     X.XX%         X.XX%**

*    Since 12/1/93
**   Since 12/31/93

Class B Shares                                  1 Year    5 Years    Since Inception
------------------------------------------------------------------------------------
OVB West Virginia Tax-Exempt Income Portfolio   X.XX%     X.XX%         X.XX%*
Lehman Brothers Municipal Bond Index            X.XX%     X.XX%         X.XX%**

*    Since 12/17/93
**   Since 12/31/93

SIMPLY SPEAKING ...

What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely-recognized index of municipal bonds with maturities of at least one year.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses deducted from
Portfolio assets)*

                                          Class A Shares        Class B Shares
------------------------------------------------------------------------------
Investment Advisory Fees                      0.45%                 0.45%
Distribution and Service Shares Fees          None                  0.25%
Other Expenses                                X.XX%                 X.XX%
                                              -----                 -----
Total Annual Portfolio Operating Expenses     X.XX%                 X.XX%
------------------------------------------------------------------------------
* The Portfolio's total actual annual portfolio operating expenses for the most recent fiscal year were less than the amount shown because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this Prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses should be as follows:

   OVB West Virginia Tax-Exempt Income Portfolio - Class A        X.XX%
   OVB West Virginia Tax-Exempt Income Portfolio - Class B        X.XX%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                       1 Year       3 Years       5 Years      10 Years
Class A Shares         $XXX         $XXX          $XXX         $XXX
Class B Shares         $XXX         $XXX          $XXX         $XXX

Prime Obligations Portfolio

Portfolio Summary

Investment Goal              Preserve principal value and maintain a high degree
                             of liquidity while providing current income

Investment Focus             Money market instruments

Share Price Volatility       Very low

Principal Investment         Investing in a broad range of short-term high
Strategy                     quality U.S. dollar-denominated debt securities

Investor Profile             Conservative investors who want to receive current
                             income through a liquid investment

Investment Strategy

The Portfolio invests in a broad range of short-term U.S. dollar-denominated securities that are rated in one of the two highest rating categories by nationally recognized rating organizations, or unrated securities that the Sub-Adviser determines are of comparable quality. The Portfolio invests in short-term securities, including: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Portfolio may also enter into fully-collateralized repurchase agreements.

The Adviser has engaged Wellington Management Company, LLP as sub-adviser (Sub-Adviser) to manage the Portfolio on a day-to-day basis. Using top-down strategy setting and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Portfolio as a whole. The Portfolio follows strict SEC rules about credit quality, maturity and diversification of its investments.

Principal Risks of Investing

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market portfolio seeks to keep a constant price per share of $1.00, you may lose money by investing in the Portfolio.

Although the Portfolio's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares from year to year.*

                            1994            3.91%
                            1995            5.69%
                            1996            5.13%
                            1997            5.30%
                            1998            5.25%
                            1999            4.90%
                            2000            X.XX%

                         BEST QUARTER   WORST QUARTER
                             X.XX%          X.XX%
                          (XX/XX/XX)      (XX/XX/XX)

* The performance information shown above is based on a calendar year. The Portfolio's performance from 1/1/01 to 3/31/01 was X.XX%.

Call 1-800-808-4920 for the Portfolio's most current 7-day yield.

This table compares the Portfolio's average annual total returns for the periods ended December 31, 2000 to those of the iMoney Net, Inc. First Tier Average.

Class A Shares                            1 Year    5 Years     Since Inception
-------------------------------------------------------------------------------
OVB Prime Obligations Portfolio           X.XX%     X.XX%           X.XX%*
iMoney Net, Inc. First Tier Average       X.XX%     X.XX%           X.XX%**

*    Since 12/1/93
**   Since 12/31/93

Class B Shares                            1 Year    5 Years     Since Inception
-------------------------------------------------------------------------------
OVB Prime Obligations Portfolio           X.XX%     X.XX%           X.XX%*
iMoney Net, Inc. First Tier Average       X.XX%     X.XX%           X.XX%**

*    Since 2/8/94
**   Since 2/28/94

SIMPLY SPEAKING ...

What is an Average?

An average is a composite of mutual funds with similar investment goals. The iMoney Net, Inc. First Tier Average. is a widely-recognized average of money market funds that invest solely in securities rated Prime-1 by Moody's or A-1 by S&P.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio Operating Expenses (expenses deducted from
Portfolio assets)*

                                             Class A Shares    Class B Shares
-------------------------------------------------------------------------------
Investment Advisory Fees                          0.25%             0.25%
Distribution and Service (12b-1) Fees             None              0.25%
Other Expenses                                    X.XX%             X.XX%
                                                  -----             -----
Total Annual Portfolio Operating Expenses         X.XX%             X.XX%

--------------------------------------------------------------------------------
* The Portfolio's total actual annual portfolio operating expenses for the most recent fiscal year were less than the amount shown because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this Prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses should be as follows:

   OVB Prime Obligations Portfolio - Class A      X.XX%
   OVB Prime Obligations Portfolio - Class B      X.XX%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                         1 Year       3 Years       5 Years      10 Years
Class A Shares           $XXX         $XXX          $XXX         $XXX
Class B Shares           $XXX         $XXX          $XXX         $XXX


More Information About Risk
Equity Risk - Equity securities include      OVB Equity Income Portfolio
public and privately issued equity           OVB Capital Appreciation Portfolio
securities, common and preferred stocks,
warrants, rights to subscribe to common
stock and convertible securities, as
well as instruments that attempt to
track the price movement of equity
indices. Investments in equity
securities and equity derivatives in
general are subject to market risks that
may cause their prices to fluctuate over
time. The value of securities
convertible into equity securities, such
as warrants or convertible debt, is also
affected by prevailing interest rates,
the credit quality of the issuer and any
call provision. Fluctuations in the
value of equity securities in which a
mutual fund invests will cause a
Portfolio's net asset value to
fluctuate. An investment in a portfolio
of equity securities may be more
suitable for long-term investors who can
bear the risk of these share price
fluctuations.


Fixed Income Risk - The market value of      OVB Government Securities Portfolio
fixed income investments change in           OVB West Virginia Tax-Exempt Portfolio
response to interest rate changes and        OVB Prime Obligations Portfolio
other factors. During periods of falling
interest rates, the values of
outstanding fixed income securities
generally rise. Moreover, while
securities with longer maturities tend
to produce higher yields, the prices of
longer maturity securities are also
subject to greater market fluctuations
as a result of changes in interest
rates. In addition to these fundamental
risks, different types of fixed income
securities may be subject to the
following additional risks:

     Call Risk - During periods of
     falling interest rates, certain
     debt obligations with high interest
     rates may be prepaid (or "called")
     by the issuer prior to maturity.
     This may cause a Portfolio's
     average weighted maturity to
     fluctuate, and may require a
     Portfolio to invest the resulting
     proceeds at lower interest rates.

     Credit Risk - The possibility that
     an issuer will be unable to make
     timely payments of either principal
     or interest.


     Event Risk - Securities may suffer
     declines in credit quality and
     market value due to issuer
     restructurings or other factors.
     This risk should be reduced because
     of the Portfolio's multiple
     holdings.

     Municipal Issuer Risk - There may    OVB West Virginia Tax-Exempt Income Portfolio
     be economic or political changes
     that impact the ability of
     municipal issuers to repay
     principal and to make interest
     payments on municipal securities.
     Changes to the financial condition
     or credit rating of municipal
     issuers may also adversely affect
     the value of the Portfolio's
     municipal securities.
     Constitutional or legislative
     limits on borrowing by municipal
     issuers may result in reduced
     supplies of municipal securities.
     Moreover, certain municipal
     securities are backed only by a
     municipal issuer's ability to levy
     and collect taxes.

     In addition, the Portfolio's
     concentration of investments in
     issuers located in a single state
     makes the Portfolio more
     susceptible to adverse political or
     economic developments affecting
     that state. The Portfolio also may
     be riskier than mutual funds that
     buy securities of issuers in
     numerous states.


More Information About Portfolio Investments

This prospectus describes the Portfolios' primary strategies, and the Portfolios will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with a Portfolio's objectives. A Portfolio will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, we cannot guarantee that any Portfolio will achieve its investment goal.

Investment Adviser and Sub-Adviser

The Investment Adviser makes investment decisions for each of the Portfolios, other than the OVB Prime Obligations Portfolio, and continuously reviews, supervises and administers the Portfolios' respective investment programs. The Investment Adviser oversees the Sub-Adviser for the OVB Prime Obligations Portfolio to ensure compliance with the Portfolio's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the Investment Advisory fees it receives (described below). The Board of Trustees of The Arbor Fund supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

BB&T Asset Management (BB&T) serves as investment adviser to the Portfolios. BB&T is a wholly owned subsidiary of Branch Banking and Trust Company.

Branch Banking and Trust Company is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2000, BB&T Corporation had assets of approximately $59.3 billion. Through its subsidiaries, BB&T Corporation operates over 854 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia, and Washington, D.C., providing a broad range of financial services to individuals and businesses.

For the fiscal year ended January 31, 2001, the Portfolios paid the following advisory fees (after waivers) as a percentage of average daily net assets:

   OVB Equity Income Portfolio                       X.XX%
   OVB Capital Appreciation Portfolio                X.XX%
   OVB Government Securities Portfolio               X.XX%
   OVB West Virginia Tax-Exempt Income Portfolio     X.XX%
   OVB Prime Obligations Portfolio                   X.XX%


Wellington Management Company, LLP ("Wellington Management") manages the OVB Prime Obligations Portfolio on a day-to-day basis. Wellington Management selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Board of Trustees. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and investment counseling to clients since 1960.

Portfolio Managers

Buel S. Sears, CFA, serves as a Vice President of BB&T. He has managed the Equity Income Portfolio since June, 1997. He has more than 17 years of investment experience. Prior to joining BB&T in 2000, Mr. Sears held an identical position at One Valley Bank from 1996 to 2000 and managed Huntington Banks West Virginia Trust Investment Group for 12 years.

David P. Nolan serves as a Vice President of BB&T. He has managed the OVB Capital Appreciation Portfolio since December, 1993. He has more than 20 years of investment experience. Prior to joining BB&T in 2000, Mr. Nolan held an identical position at One Valley Bank from 1984 to 2000 and served as an account executive with Alex. Brown & Sons incorporated.

Keith F. Karlawish, CFA, serves as Vice President and Director of Fixed Income Portfolio Management of BB&T and has more than 12 years of investment and banking experience. He has managed the OVB Government Securities Portfolio since September 1, 2000. Additionally, Mr. Karlawish has served as manager of the BB&T Intermediate U.S. Government Bond Fund and BB&T Short-Intermediate Bond Fund since September, 1994 and the BB&T Intermediate Corporate Bond Fund since February, 2000.

Jay McClung, CPA, serves as Portfolio Manager of the OVB West Virginia Tax-Exempt Portfolio and has nearly 10 years of investment management experience. Mr. McClung joined One Valley Bank, former Adviser to the OVB Family of Funds, in 1998 as a Portfolio Manager in the Trust Investment Department. Additionally, Mr. McClung served as Portfolio Manager at Huntington Banks for more than five years.

Purchasing, Selling and Exchanging Portfolio Shares

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares and Class B Shares of the Portfolios.

The classes have different expenses and other characteristics.

     Class A Shares
     o  No sales charges
     o  No 12b-1 fees or shareholder fees
     o  $100,000 minimum initial investment

     Class B Shares
     o  No sales charge
     o  12b-1 fees
     o  $1,000 minimum initial investment

For some investors the minimum initial investment for Class A Shares and Class B Shares may be lower.

Class A and Class B Shares are for individual and institutional investors.

How to Purchase Portfolio Shares

Class A Shares may be purchased only by wire transfer. You may purchase Class B Shares directly by:
o    Mail
o    Telephone
o    Wire
o    Direct Deposit, or
o    Automated Clearing House (ACH).

To purchase shares directly from us, complete and send in the enclosed application. If you need an application or have questions, please call 1-800-808-4920. Unless you arrange to pay by wire or through direct deposit or ACH, write your check, payable in U.S. dollars, to "Arbor Fund - OVB ______________" and include the name of the appropriate Portfolio(s) on the check. A Portfolio cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Portfolio shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Portfolio. You will also generally have to address your correspondence or questions regarding a Portfolio to your institution.

General Information

You may purchase shares on any day that the New York Stock Exchange and, for the OVB Prime Obligations Portfolio, the Federal Reserve are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Portfolio may reject any purchase order if it determines that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order.

Each Portfolio (except the OVB Prime Obligations Portfolio) calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Portfolio must receive your purchase order before 4:00 p.m., Eastern time.

The OVB Prime Obligations Portfolio calculates its NAV once each Business Day at 12:00 noon, Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Portfolio generally must receive your order before 12:00 noon, Eastern time.

How We Calculate NAV

NAV for one Portfolio share is the value of that share's portion of the net assets of the Portfolio.

In calculating NAV, a Portfolio generally values its investment portfolio at market price (except the OVB Prime Obligations Portfolio). If market prices are unavailable or a Portfolio thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the OVB Prime Obligations Portfolio, we generally value the Portfolio's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Portfolio may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Minimum Purchases

To purchase shares for the first time, you must invest in any Portfolio at least:

Class                               Dollar Amount
Class A Shares                        $100,000
Class B Shares                        $  1,000

Your subsequent investments in any Portfolio must be made in amounts of at least $50, except purchases through the automatic investment plan which must be made in amounts of at least $100.

A Portfolio may accept investments of smaller amounts for either class of shares at our discretion.

Automatic Investment Plan (Class B Only)

If you have a checking or savings account with a bank, you may purchase Class B Shares automatically through regular deductions from your account in amounts of at least $100 per month.

How to Sell Your Portfolio Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting a Portfolio directly by mail or telephone at 1-800-808-4920.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Portfolio.

If you would like to sell $50,000 or more of your shares, or have your sale proceeds sent to a third party or an address other than your own, please notify the Portfolio in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Portfolio receives your request.

Systematic Withdrawal Plan

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Portfolio. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Check Writing Service
(Prime Obligations Portfolio - Class B Only)

If you own Class B Shares of the Prime Obligation Portfolio you may redeem shares by writing checks on your account for $500 or more. Once you have signed and returned a signature card, you will receive a supply of checks. The check may be made payable to any person, and your account will continue to earn dividends until the check clears. These checks are free, but your account will be charged a fee (currently $15) for stopping payment of a check upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons.

Because of the difficulty of determining in advance the exact value of your Portfolio account, you may not use a check to close your account.

You may obtain signature cards by calling the Transfer Agent at 1-800-808-4920.

Receiving Your Money

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Portfolio's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Redemption of Your Shares

If your account balance drops below the required minimum, the Portfolio may redeem your shares. The account balance minimums are:

Class                    Dollar Amount
Class A Shares             $100,000
Class B Shares             $  1,000

But, the Portfolio will always give you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

Suspension of Your Right to Sell Your Shares

A Portfolio may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

How to Exchange Your Shares

You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone.

If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request.

Telephone Transactions

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Portfolio has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Portfolio is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Portfolio over the telephone, you will generally bear the risk of any loss.

Distribution of Portfolio Shares

Each Portfolio has adopted a distribution plan that allows the Portfolio to pay distribution and service fees for the sale and distribution of Class B Shares, and for services provided to Class B shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are .25% for Class B Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Dividends and Distributions

Each Portfolio distributes its income as follows:

OVB Equity Income Portfolio                          Quarterly
OVB Capital Appreciation Portfolio                   Quarterly
OVB Government Securities Portfolio                  Monthly
OVB West Virginia Tax-Exempt Income Portfolio        Monthly
OVB Prime Obligations Portfolio                      Monthly

Each Portfolio makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Portfolio in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send the Portfolio written notice.

Taxes

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF PORTFOLIO SHARES IS A TAXABLE EVENT.

The OVB West Virginia Tax-Exempt Income Portfolio intends to distribute income that is exempt from both federal taxes and West Virginia state taxes. The Portfolio may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Any capital gains distributed by the Portfolio may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

Financial Highlights

The tables that follow present performance information about Class A Shares and Class B Shares of each Portfolio. This information is intended to help you understand each Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Some of this information reflects financial information for a single Portfolio share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Portfolio's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-545-6331.

Financial Highlights
For a Share Outstanding Throughout the Period Ended January 31,


                                    Net
                                    Realized
                                    and
        Net Asset                   Unrealized     Distributions    Distributions    Net Asset
        Value,       Net            Gains          from Net         from             Value,                 Net Assets,
        Beginning    Investement    (losses) on    Investment       Realized         End of       Total     End of
        of Period    Income         Investments    Income           Gains            Period       Return    Period (000)
------------------------------------------------------------------------------------------------------------------------

Prime Obligations Portfolio
CLASS A
2001

2000   $1.00          $0.05         $0.00          $(0.05)          $0.00            $ 1.00       4.96%     $67,724

1999    1.00           0.05          0.00           (0.05)           0.00              1.00       5.20       61,465

1998    1.00           0.05          0.00           (0.05)           0.00              1.00       5.33       52,177

1997    1.00           0.05          0.00           (0.05)           0.00              1.00       5.11       90,301

CLASS B
2001

2000   $1.00          $0.05         $0.00          $(0.05)          $0.00            $ 1.00       4.70%     $13,809

1999    1.00           0.05          0.00           (0.05)           0.00              1.00       4.94        4,137

1998    1.00           0.05          0.00           (0.05)           0.00              1.00       5.07        6,550

1997    1.00           0.05          0.00           (0.05)           0.00              1.00       4.85        7,501


                                                        Ratio of Net
                          Ratio of       Ratio of       Investment
                          Net            Expenses to    Income
          Ratio of        Investment     Average        to Average
          Expenses        Income         Net Assets     Net Assets     Portfolio
          to Average      to Average     (Excluding     (Excluding     Turnover
          Net Assets      Net Assets     Waivers)       Waivers)       Rate
--------------------------------------------------------------------------------

Prime Obligations Portfolio

CLASS A
2001

2000     0.49%           4.83%           0.64%          4.68%          N/A

1999     0.49            5.06            0.66           4.89           N/A

1998     0.49            5.21            0.65           5.05           N/A

1997     0.49            5.00            0.66           4.83           N/A

CLASS B
2001

2000     0.74%           4.62            0.89%          4.47%          N/A

1999     0.74            4.82            0.91           4.65           N/A

1998     0.74            4.96            0.90           4.80           N/A

1997     0.74            4.75            0.91           4.58           N/A

Financial Highlights
For a Share Outstanding Throughout the Period Ended January 31,

                                    Net
                                    Realized
                                    and
        Net Asset                   Unrealized     Distributions    Distributions    Net Asset
        Value,        Net           Gains          from Net         from             Value,                 Net Assets,
        Beginning     Investement   (losses) on    Investment       Realized         End of       Total     End of
        of Period     Income        Investments    Income           Gains            Period       Return    Period (000)
------------------------------------------------------------------------------------------------------------------------

West Virginia Tax-Exempt Income Portfolio
CLASS A
2001

2000   $10.27         $0.48         $(0.98)        $(0.52)          $(0.05)          $9.20        (5.04)%   $74,709

1999    10.32          0.49           0.06          (0.49)           (0.11)          10.27         5.47      90,228

1998     9.95          0.50           0.42          (0.50)           (0.05)          10.32         9.55      85,043

1997    10.12          0.49          (0.17)         (0.49)            0.00            9.95         3.35      92,619

CLASS B
2001

2000   $10.26         $0.44         $(0.98)        $(0.49)          $(0.05)          $9.18        (5.39)%   $8,790

1999    10.32          0.47           0.05          (0.47)           (0.11)          10.26         5.11      9,477

1998     9.95          0.48           0.42          (0.48)           (0.05)          10.32         9.28      7,658

1997    10.11          0.47          (0.16)         (0.47)            0.00            9.95         3.19      6,191

Government Securities Portfolio
CLASS A
2001

2000   $10.18         $0.57         $(0.88)        $(0.57)          $(0.04)          $9.26        (3.11)%   $43,315

1999    10.17          0.56           0.17          (0.56)           (0.16)          10.18         7.39      51,614

1998     9.76          0.57           0.42          (0.57)           (0.01)          10.17        10.44      50,100

1997    10.15          0.56          (0.39)         (0.56)            0.00            9.76         1.83      59,014

CLASS B
2001

2000   $10.19         $0.54         $(0.89)        $(0.54)          $(0.04)          $9.26        (3.45)%   $1,732

1999    10.18          0.54           0.17          (0.54)           (0.16)          10.19         7.12      2,063

1998     9.77          0.54           0.42          (0.54)           (0.01)          10.18        10.16      1,519

1997    10.15          0.53          (0.38)         (0.53)            0.00            9.77         1.69      1,830

                                                        Ratio of
                                                        Net
                          Ratio of       Ratio of       Investment
                          Net            Expenses to    Income
          Ratio of        Investment     Average        to Average
          Expenses        Income         Net Assets     Net Assets     Portfolio
          to Average      to Average     (Excluding     (Excluding     Turnover
          Net Assets      Net Assets     Waivers)       Waivers)       Rate
--------------------------------------------------------------------------------

West Virginia Tax-Exempt Income Portfolio
CLASS A
2001

2000      0.72%          4.90%           0.77%          4.85%          10%

1999      0.72           4.77            0.79           4.70           14

1998      0.75           5.00            0.80           4.96           17

1997      0.75           5.01            0.85           4.91           26

CLASS B
2001

2000      0.97%          4.65%           1.02%          4.60%          10%

1999      0.97           4.52            1.04           4.45           14

1998      1.00           4.74            1.05           4.70           17

1997      1.00           4.76            1.10           4.66           26

Government Securities Portfolio
CLASS A
2001

2000      0.83%          5.89%           1.11%          5.61%          10%

1999      0.83           5.54            1.11           5.26           11

1998      0.83           5.77            1.05           5.55           21

1997      0.83           5.75            1.16           5.42           46

CLASS B
2001

2000      1.08%          5.64%           1.36%          5.36%          10%

1999      1.08           5.28            1.36           5.00           11

1998      1.08           5.52            1.30           5.30           21

1997      1.08           5.50            1.41           5.17           46

Financial Highlights
For a Share Outstanding Throughout the Period Ended January 31,

                                    Net
                                    Realized
                                    and
        Net Asset                   Unrealized     Distributions    Distributions    Net Asset
        Value,        Net           Gains          from Net         from             Value,                 Net Assets,
        Beginning     Investement   (losses) on    Investment       Realized         End of       Total     End of
        of Period     Income(Loss)  Investments    Income           Gains            Period       Return    Period (000)
------------------------------------------------------------------------------------------------------------------------

Capital Appreciation Portfolio

CLASS A
2001

2000   $17.89         $(0.06)       $5.04          $0.00            $(2.09)          $20.78       28.81%    $154,385

1999    14.05          (0.02)        5.52           0.00             (1.66)           17.89       42.72      138,624

1998    15.38           0.03         2.52          (0.01)            (3.87)           14.05       17.12      113,048

1997    13.31           0.00         2.86          (0.01)            (0.78)           15.38       22.06      118,873


CLASS B
2001
2000   $17.61         $(0.17)       $5.01          $0.00            $(2.09)          $20.36       28.47%     $23,668

1999    13.89          (0.01)        5.39           0.00             (1.66)          $17.61       42.34       17,872

1998    15.28           0.02         2.46           0.00             (3.87)           13.89       16.76        6,021

1997    13.25          (0.03)        2.84           0.00             (0.78)           15.28       21.81        4,482


                                                        Ratio of
                                                        Net
                          Ratio of       Ratio of       Investment
                          Net            Expenses to    Income(Loss)
          Ratio of        Investment     Average        to Average
          Expenses        Income(Loss)   Net Assets     Net Assets     Portfolio
          to Average      to Average     (Excluding     (Excluding     Turnover
          Net Assets      Net Assets     Waivers)       Waivers)       Rate
--------------------------------------------------------------------------------

Capital Appreciation Portfolio

CLASS A
2001

2000      1.02%           (0.34)%        1.30%         (0.62)%         54%

1999      1.02            (0.05)         1.28          (0.31)          74

1998      1.02             0.09          1.28          (0.17)         118

1997      1.02            (0.01)         1.28          (0.27)          90

CLASS B
2001

2000      1.27%           (0.59)%        1.55%         (0.87)%         54%

1999      1.27            (0.28)         1.53          (0.54)          74

1998      1.27            (0.16)         1.53          (0.42)         118

1997      1.27            (0.27)         1.53          (0.53)          90

Financial Highlights
For a Share Outstanding Throughout the Period Ended January 31,


                                    Net
                                    Realized
                                    and
        Net Asset                   Unrealized     Distributions    Distributions    Net Asset
        Value,        Net           Gains          from Net         from             Value,                 Net Assets,
        Beginning     Investement   (Losses) on    Investment       Realized         End of       Total     End of
        of Period     Income(Loss)  Investments    Income           Gains            Period       Return    Period (000)
------------------------------------------------------------------------------------------------------------------------

Equity Income Portfolio

CLASS A
2001

2000   $13.44         $0.23         $0.93          $(0.22)          $(0.28)          $14.10       8.49%     $62,863

1999    12.62          0.27          1.52           (0.27)           (0.70)           13.44      14.69       52,095

1998    11.23          0.27          1.78           (0.27)           (0.39)           12.62      18.44       48,076

1997(1) 10.00          0.16          1.23           (0.16)            0.00            11.23      13.98       41,580

CLASS B
2001

2000   $13.44         $0.24         $0.89          $(0.19)          $(0.28)          $14.10       8.23%     $5,965

1999    12.62          0.22          1.54           (0.24)           (0.70)           13.44      14.43       6,206

1998    11.24          0.23          1.79           (0.25)           (0.39)           12.62      18.07       3,678

1997(1) 10.00          0.15          1.24           (0.15)            0.00            11.24      13.98       1,504


                                                        Ratio of
                                                        Net
                          Ratio of       Ratio of       Investment
                          Net            Expenses to    Income(Loss)
          Ratio of        Investment     Average        to Average
          Expenses        Income(Loss)   Net Assets     Net Assets     Portfolio
          to Average      to Average     (Excluding     (Excluding     Turnover
          Net Assets      Net Assets     Waivers)       Waivers)       Rate
--------------------------------------------------------------------------------

Equity Income Portfolio

CLASS A
2001

2000      0.96%           1.63%          1.07%          1.52%          15%

1999      0.96            1.97%          1.09           1.84           47

1998      1.11            2.26           1.15           2.22           68

1997(1)   1.20            3.27           1.25           3.22           10


CLASS B
2001

2000      1.21%           1.39%          1.32%          1.28%          15%

1999      1.21            1.72           1.34           1.59           47

1998      1.36            2.01           1.40           1.97           68

1997(1)   1.45            3.02           1.50           2.97           10


(1) Commenced operations on August 2, 1996. All ratios for the period have been
annualized.                                                 .

                                 THE ARBOR FUND
                               OVB FAMILY OF FUNDS


Investment Adviser

BB&T Asset Management
434 Fayetteville Street
Raleigh, NC 27626

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the OVB Family of Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2001, includes detailed information about the OVB Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies, and recent market conditions and trends and their impact on Portfolio performance. The reports also contain detailed financial information about the Portfolios.

To Obtain an SAI, Annual or Semi-Annual Report, or More
Information:

By Telephone:  Call 1-800-545-6331

By Mail:  Write to us
The OVB Family of Funds
c/o The Arbor Fund
P.O. Box 219947
Kansas City, Missouri 64121-9947

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Arbor Fund, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Arbor Fund's Investment Company Act registration number is 811-7102.

                               OVB FAMILY OF FUNDS


Trust:                                                            THE ARBOR FUND

Portfolios:                                          OVB EQUITY INCOME PORTFOLIO
                                              OVB CAPITAL APPRECIATION PORTFOLIO
                                             OVB GOVERNMENT SECURITIES PORTFOLIO
                                   OVB WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
                                                 OVB PRIME OBLIGATIONS PORTFOLIO

Investment Adviser:                                        BB&T ASSET MANAGEMENT

                STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus; it provides information about the activities and operations of the OVB Family of Funds (the "Funds"), a group of mutual funds consisting of separate series of The Arbor Fund (the "Trust"). This Statement of Additional Information should be read in conjunction with the Funds' Prospectus dated May 31, 2001. A Prospectus may be obtained by calling 1-800-545-6331.

                                TABLE OF CONTENTS
THE FUNDS AND THE TRUST......................................................S-3

INVESTMENT OBJECTIVES........................................................S-3

INVESTMENT POLICIES AND INFORMATION..........................................S-4

GENERAL INVESTMENT POLICIES AND RISK FACTORS.................................S-8

DESCRIPTION OF PERMITTED INVESTMENTS........................................S-11

INVESTMENT LIMITATIONS......................................................S-25

THE ADVISER.................................................................S-28

THE SUB-ADVISER.............................................................S-29

THE ADMINISTRATOR...........................................................S-30

THE DISTRIBUTOR.............................................................S-31

THE TRANSFER AGENT..........................................................S-33

CUSTODIAN...................................................................S-33

CODE OF ETHICS..............................................................S-33

INDEPENDENT ACCOUNTANTS.....................................................S-33

LEGAL COUNSEL...............................................................S-33

TRUSTEES AND OFFICERS OF THE TRUST..........................................S-34

PERFORMANCE INFORMATION.....................................................S-37

COMPUTATION OF YIELD........................................................S-37

CALCULATION OF TOTAL RETURN.................................................S-39

PURCHASE AND REDEMPTION OF SHARES...........................................S-40

DETERMINATION OF NET ASSET VALUE............................................S-40

TAXES.......................................................................S-41

PORTFOLIO TRANSACTIONS......................................................S-46

TRADING PRACTICES AND BROKERAGE.............................................S-46

DESCRIPTION OF SHARES.......................................................S-49

SHAREHOLDER LIABILITY.......................................................S-50

LIMITATION OF TRUSTEES' LIABILITY...........................................S-50

5% AND 25% SHAREHOLDERS.....................................................S-50

EXPERTS.....................................................................S-51

FINANCIAL STATEMENTS........................................................S-51

APPENDIX.....................................................................A-1


May 31, 2001
[fulfillment code]

THE FUNDS AND THE TRUST

This Statement of Additional Information relates to the OVB Family of Funds (the "Funds"), a group of mutual funds. The Funds consist of: the OVB Equity Income Portfolio, the OVB Capital Appreciation Portfolio, the OVB Government Securities Portfolio (the "Government Portfolio"), the OVB West Virginia Tax-Exempt Income Portfolio (the "West Virginia Portfolio") and the OVB Prime Obligations Portfolio (the "Prime Obligations Portfolio") (each, a "Portfolio," and collectively the "Portfolios"). The Portfolios may also be referred to as follows: the Equity Income and Capital Appreciation Portfolios as the "Equity Portfolios," the Government and West Virginia Portfolios as the "Fixed Income Portfolios" and the Prime Obligations Portfolio as the "Money Market Portfolio." For ease of reference, the letters "OVB" have been omitted from the Portfolios' names throughout this Statement of Additional Information. Each Portfolio is a separate series of The Arbor Fund (the "Trust"). The Trust is an open-end management investment company established under Massachusetts law as a "Massachusetts business trust" under an Agreement and Declaration of Trust dated as of July 24, 1992 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each series. Each series is a separate mutual fund. Except for differences between the Class A and Class B shares of the Portfolios pertaining to dividends, voting rights and distribution plans, each share of each Portfolio represents an equal proportionate interest in that Portfolio. See "Description of Shares." Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Portfolio should be made without first reading the Prospectus.

Each Portfolio pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

INVESTMENT OBJECTIVES

The Equity Income Portfolio - The investment objective of the Equity Income Portfolio is current income, with the secondary goal of moderate capital appreciation.

The Capital Appreciation Portfolio - The investment objective of the Capital Appreciation Portfolio is long-term growth of capital.

The Government Portfolio - The investment objective of the Government Portfolio is current income consistent with the preservation of capital.

The West Virginia Portfolio - The investment objective of the West Virginia Portfolio is current income, exempt from both federal income taxes and West Virginia personal income taxes, consistent with the preservation of capital.

The Prime Obligations Portfolio - The investment objective of the Prime Obligations Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. The Portfolio also expects to maintain a constant net asset value of $1.00 per share on a continuous basis.

Each Portfolio's investment objective is a fundamental policy of that Portfolio, and it is a fundamental policy of the West Virginia Portfolio to invest at least 80% of its net assets in Municipal Securities the interest on which is not an alternative minimum tax preference item. Fundamental policies of a Portfolio cannot be changed with respect to that Portfolio without the consent of the holders of a majority of the Portfolio's outstanding shares. There can be no assurance that any Portfolio will be able to achieve its investment objective.

INVESTMENT POLICIES AND INFORMATION

OVB Equity Income Portfolio

The Equity Income Portfolio will, under normal market conditions, invest at least 65% of its total assets in dividend-paying common stocks, preferred stocks, and preferred stocks and debt securities convertible into common stock of U.S. and foreign issuers. These equity securities may include American Depositary Receipts ("ADRs") and interests of investment trusts, such as "Diamonds" and "SPDRs."

Any remaining assets may be invested in the following securities, but only if, at the time of purchase, the security either has the requisite rating from a nationally recognized statistical rating organization (an "NRSRO") or is of comparable quality as determined by the Adviser: (i) U.S. Government securities
(ii) mortgage-backed securities rated in one of the four highest rating categories, (iii) asset-backed securities rated in one of the four highest rating categories, (iv) corporate bonds and notes and bank obligations rated in one of the four highest rating categories, (v) money market instruments, (vi) warrants and rights to purchase common stocks and (vii) shares of other investment companies.

The Portfolio may purchase securities that do not pay current dividends but which offer prospects for growth of capital and future income. The Portfolio is not subject to any maturity restrictions on its investment in non-money market instruments.

The Adviser will generally select for the Portfolio, securities of companies with market capitalizations in excess of $5 billion that provide a level of income which is greater than the average income provided by the Standard & Poor's 500 Composite Index (the "S&P 500 Index"). The Adviser also intends to maintain for the Portfolio an aggregate beta (a measure of a stock's volatility in relation to the S&P 500 Index) and price/earnings ratio less than the S&P 500 Index average.

All of the equity securities in which the Portfolio invests (including foreign securities) are traded in the United States or Canada either on registered exchanges or actively in the over-the-counter market.

OVB Capital Appreciation Portfolio

The Capital Appreciation Portfolio will, under normal market conditions, invest at least 65% of its total assets in common stocks, warrants to purchase common stocks, debt securities convertible to common stocks, preferred stocks convertible to common stocks and interests in investment trusts, such as Diamonds and SPDRs (together, "Equity Securities") of U.S. and foreign issuers. Equity Securities of foreign issuers may include ADRs. Any assets not invested in Equity Securities may be invested in money market instruments.

The Adviser will generally select for the Capital Appreciation Portfolio securities of large- and medium-sized companies that have exhibited an established record of growth and that, in the Adviser's opinion, will continue to present significant growth potential. Such companies generally have market capitalizations in excess of $1 billion, and annual revenues in excess of $500 million. The Adviser may also seek to increase potential returns by identifying "niche" companies in diverse industries and by identifying demographic, economic, and political trends that will provide future investment opportunities. The Adviser may consider factors such as an issuer's development (or potential for development) of new products, any new management, or any business restructuring, and may also consider the potential for increased institutional ownership. The Adviser may, but will not necessarily, consider dividend income when selecting Equity Securities for the Portfolio.

All of the Equity Securities in which the Capital Appreciation Portfolio invests (including foreign securities) are traded in the United States or Canada either on registered exchanges or actively in the over-the-counter market.

OVB Government Securities Portfolio

The Government Portfolio will, under normal market conditions, invest at least 65% of its total assets in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government securities"), including U.S. Treasury obligations, U.S. Government agency obligations and repurchase agreements involving such securities. For a more detailed description, see "Description of Permitted Investments." The remainder of the Portfolio's assets may be invested in the following securities but only if, at the time of purchase, the security either has the requisite rating from an NRSRO or is of comparable quality as determined by the Adviser: (i) corporate fixed income obligations rated in one of the four highest rating categories by an NRSRO; (ii) privately issued mortgage-backed securities rated in one of the two highest rating categories by an NRSRO; (iii) asset-backed securities rated in one of the two highest rating categories by an NRSRO; (iv) receipts evidencing separately traded interest and principal component parts of U.S. Government securities, including STRIPs ("Receipts");
(v) repurchase agreements involving any of the foregoing securities; (vi) investment quality guaranteed investment contracts; (vii) common stocks of utility companies; (viii) preferred stocks; (ix) taxable municipal securities rated in one of the two highest rating categories by an NRSRO; and (x) Money Market Instruments.

The Government Portfolio will not invest more than 20% of its total assets in common and preferred stocks of utility companies. In addition the Government Portfolio may invest up to 5% of its total assets in preferred stocks of issuers in other industries.

Normally, the Portfolio will maintain a dollar-weighted average portfolio maturity of three to ten years, and the Adviser generally expects this maturity to range from five to ten years; however, under certain circumstances this weighted average maturity may fall below three years or rise above ten years. In determining the maturity of mortgage-backed securities, the Adviser will use the estimated average life of such securities. There are no restrictions on the maturity of any single instrument.

OVB West Virginia Tax-Exempt Income Portfolio

The West Virginia Portfolio will, under normal market conditions, invest at least 80% of its net assets in fixed income securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from federal income tax and is not a preference item for purposes of the federal alternative minimum tax ("Municipal Securities"). Under normal conditions, the Portfolio will invest at least 65% of its total assets in Municipal Securities the interest on which is also exempt from West Virginia personal income tax ("West Virginia Municipal Securities"). The Portfolio reserves the right to invest up to 20% of its net assets in (i) Municipal Securities the interest on which is a preference item for federal alternative minimum tax purposes and (ii) taxable investments consisting of the types of securities in which the Government Portfolio may invest. For temporary defensive purposes when, in the opinion of the Adviser, West Virginia Municipal Securities are not readily available or of sufficient quality, the Portfolio may invest up to 100% of its assets in securities the interest on which is exempt only from federal income taxes; other permissible temporary defensive investments, which are taxable, are discussed in "Description of Permitted Investments -- Special Factors Relating to West Virginia Municipal Securities" in this Statement of Additional Information.

The West Virginia Portfolio may purchase the following types of Municipal Securities (including West Virginia Municipal Securities) only if such securities, at the time of purchase, either have the requisite rating from an NRSRO or are of comparable quality as determined by the Adviser: (i) municipal bonds in one of the four highest rating categories; (ii) municipal notes and certificates of participation in one of the two highest rating categories; and
(iii) tax-exempt commercial paper in one of the two highest rating categories. The Portfolio may also purchase other types of tax-exempt instruments provided that, at the time of their purchase, the Adviser determines that they are of quality comparable to the ratings stated above.

The Portfolio reserves the right to engage in transactions involving "puts" or standby commitments. There will be no limit to the percentage of portfolio securities that the West Virginia Portfolio may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally held in the Portfolio will not exceed 0.5% of the value of the total assets of the Portfolio calculated immediately after such put is acquired. When entering into standby commitments, the Portfolio will set aside sufficient assets to pay for all standby commitments on their scheduled delivery dates.

Non-Diversification - Investment in the West Virginia Portfolio, a non-diversified investment company, may entail greater risk than would investment in a diversified investment company because the concentration in securities of relatively few issuers could result in greater fluctuation in the total market value of the Portfolio's holdings. Any economic, political, or regulatory developments affecting the value of the securities that the Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the portfolio securities were diversified among more issuers.

The Portfolio intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

OVB Prime Obligations Portfolio

The Prime Obligations Portfolio intends to comply with regulations of the Securities and Exchange Commission applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Portfolio. Under these regulations, the Portfolio will invest in only United States dollar denominated securities, will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only "eligible securities" having a maturity of 397 days or less, as defined by Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7"). As a money market fund, the Portfolio is subject to additional diversification requirements. See "Description of Permitted Investments-- Restraints on Investments by Money Market Funds."

The Prime Obligations Portfolio intends to invest exclusively in (i) bills, notes, and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Book-Entry System ("U.S. Treasury Obligations"); (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the United States Government; (iii) receipts evidencing separately traded interest and principal component parts of the U.S. Government obligations; (iv) commercial paper of United States or foreign issuers, including asset-backed securities rated in one of the two highest short-term rating categories at the time of investment or, if not rated, as determined by the sub-adviser to be of comparable quality; (v) obligations (certificates of deposit, bank notes, time deposits, bankers' acceptances, European certificates of deposit, European time deposits, Canadian time deposits, Eurodollar obligations and Yankee Bank obligations) of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that have total assets of $1 billion or more as shown on their most recently published financial statements;
(vi) U.S. dollar denominated obligations of foreign governments including Canadian and Provincial Government and Crown Agency obligations; (vii) corporate obligations, including asset-backed securities, of the U.S. and foreign issuers with a remaining term of not more than 397 days, rated, at a time of investment, in one of the two highest short-term rating categories by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7 determined by the Sub-Advisor to be of comparable quality (viii) repurchase agreements involving any of the foregoing obligations; (ix) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, and carry yields that are competitive with those of other types of money market instruments of comparable quality and security that meet the above ratings or, if not rated, determined by the sub-adviser to be of comparable quality; (x) obligations of supranational entities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality; and (xi) shares of other investment companies. Under applicable law, the Portfolio may not invest more than 10% of its total assets in shares of other investment companies, and investment in such shares may result in layering of expenses.

The Portfolio may invest up to 10% of its net assets in illiquid securities, including restricted securities. Restricted securities, including Rule 144A Securities and Section 4(2) commercial paper, that meet the criteria established by the Board of Trustees of the Trust will be considered liquid.

The Portfolio may also engage in forward commitments or purchase securities on a when-issued basis.

GENERAL INVESTMENT POLICIES AND RISK FACTORS

The Equity Income Portfolio and the Government and West Virginia Portfolios ("Fixed Income Portfolios") may purchase mortgage-backed securities ("MBSs"). These Portfolios may purchase MBSs that are U.S. Government securities, and the Government Portfolio may also invest in privately issued collateralized mortgage obligations ("CMOs"), a type of MBS, and real estate mortgage investment conduits ("REMICs"), a type of CMO, that are rated by an NRSRO in one of its two highest rating categories. The Equity Income Portfolio may also invest in privately issued CMOs and REMICs that are rated by an NRSRO in one of the four highest rating categories. The principal governmental issuers or guarantors of MBSs are the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government while obligations of FNMA or FHLMC are supported by the respective issuer only. The Portfolios may purchase MBSs that are backed or collateralized by fixed, adjustable or floating rate mortgages. For a further description of mortgage-backed securities and the risks associated with investing in them, see "Description of Permitted Investments."

The Fixed Income Portfolios may, in acquiring fixed income securities, seek opportunities for capital gain as well as income in light of such Portfolios' investment objectives. Investors in the West Virginia Portfolio should note that capital gains are taxable income. Appreciation in the value of these securities could arise from a number of market and economic factors, such as changes in interest rates generally or in the yield curve, improvement in an issuer's financial situation or perceptions in the market about the impact of economic developments on particular issuers or industries. There is no assurance that any Portfolio will, in fact, realize capital gains.

The Equity Income, Fixed Income and Prime Obligations Portfolios may invest in variable and floating rate obligations and may purchase securities on a when-issued basis. The Equity Income Portfolio may also engage in forward commitments. The Equity Portfolios and the Government Portfolio may engage in options transactions, and the Equity Income and Government Portfolios may also engage in futures transactions (including options on futures), in either case for hedging purposes. The aggregate value of option positions may not exceed 10% of a Portfolio's net assets as of the time the Portfolio enters into such options. Each Portfolio except the Prime Obligations Portfolio may use short sales "against the box" for hedging purposes.

Each Portfolio reserves the right to engage in securities lending, although no Portfolio has the present intent of doing so.

Each Portfolio other than the Prime Obligations Portfolio may invest a portion of its assets in the following money market instruments ("Money Market Instruments"): short-term U.S. Government securities; Receipts; time deposits, certificates of deposit and bankers' acceptances issued by U.S. commercial banks or savings and loan institutions having assets of at least $500 million as shown on their most recently available audited financial statements; commercial paper that, at the time of purchase, is either rated in one of the two highest rating categories by an NRSRO or of comparable quality as determined by the Adviser; and repurchase agreements involving the foregoing securities. In addition, each Portfolio may invest in shares of other investment companies. Under applicable law, no Portfolio may invest more than 10% of its total assets in shares of other investment companies, and investments in such shares may result in layering of expenses. Further discussion of a Portfolio's ability to invest in such shares is set out in this Statement of Additional Information. In addition, for temporary defensive purposes when the Adviser and/or the Sub-Adviser determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in Money Market Instruments and cash or cash equivalents. To the extent a Portfolio is investing for temporary defensive purposes, the Portfolio will not be pursuing its investment objective.

For a further description of these types of obligations or transactions, see "Description of Permitted Investments" in this Statement of Additional Information.

Debt rated in the fourth highest category by an NRSRO is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

In the event that a security owned by a Portfolio is downgraded below the rating categories discussed above, the Adviser will review the circumstances and take action it deems appropriate with respect to such security.

Risk Factors

Equity Securities--Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Equity Portfolios invest will cause the net asset value of these Portfolios to fluctuate. An investment in any of these Portfolios may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

The Capital Appreciation and Equity Income Portfolios will invest primarily in securities of large- and medium-sized companies. While the Adviser intends to invest each Portfolio's assets in companies that the Adviser's research indicates should, over the long term, provide significant growth potential, any investment in medium capitalization companies involves greater risk than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and lack of depth of management. The securities of medium-sized companies are often traded in the over-the-counter market and if listed on a national securities exchange may not be traded in volumes typical for that exchange. Thus, the securities of medium-sized companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies. As a result, the value of the shares of either of these Portfolios can be expected to fluctuate more than the value of shares of an investment company investing solely in larger, more established companies.

Fixed Income Securities-The market value of the fixed income investments in which the Fixed Income and Prime Obligations Portfolios invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Portfolio's net asset value. Each of the Fixed Income Portfolios may invest in securities rated in the fourth highest category by an NRSRO; such securities, while still investment grade, are considered to have speculative characteristics. See the Appendix.

Securities of Foreign Issuers-Investments in the securities of foreign issuers may subject an Equity Portfolio or the Money Market Portfolio to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. ADRs, typically issued by a U.S. financial institution, evidence ownership of underlying securities of a foreign issuer.

Mortgage-backed Securities-The MBSs in which the Equity Income Portfolio and the Fixed Income Portfolios may invest are subject to prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying MBSs can be expected to accelerate. When the MBSs held by a Portfolio are prepaid, the Portfolio must reinvest the proceeds in securities, the yield of which reflects prevailing interest rates, which may be lower than the yield on the prepaid MBSs.

Government Securities-Any guarantee by the U.S. Government or its agencies or instrumentalities of the securities in which any Portfolio invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Portfolio.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as passthrough certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS

The Portfolios are not prohibited from investing in obligations of banks that are clients of SEI Corporation ("SEI"). However, the purchase of shares of the Portfolios by such banks or by their customers will not be a consideration in determining which bank obligations the Portfolios will purchase. The Portfolios will not purchase obligations of the Adviser.

BANKERS' ACCEPTANCE

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations finance the shipment and storage of goods and to furnish dollar exchange through the use of bankers' acceptances. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT

Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER

Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES

Convertible Securities are corporate securities that are exchangeable for a set number of another security at a pre-stated price. Convertible securities typically have characteristics of both fixed-income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DERIVATIVES

Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (CMOs, REMICs, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs), privately issued stripped securities (e.g.,

TGRs, TRs and CATS). See elsewhere in this "Description of Permitted Investments" and "General Investment Policies and Risk Factors" for discussions of these various instruments.

FUTURES AND OPTIONS ON FUTURES

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Portfolio may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

Stock index futures are futures contracts for various stock indices that are traded on registered securities exchanges. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to accurately predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and futures options.

A Portfolio may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Portfolio's net assets. A Portfolio may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Portfolio's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Portfolio's return.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 ("GNMA")  CERTIFICATES

All Portfolios  may invest in securities  issued by GNMA, a wholly-owned
U.S. Government corporation that guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

GUARANTEED INVESTMENT CONTRACTS ("GICS")

GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A GIC provides that this guaranteed interest will not be less than a certain minimum rate. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

ILLIQUID SECURITIES

Illiquid securities are securities that a Portfolio cannot dispose of within 7 days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with maturities over seven days in length.

INVESTMENT COMPANIES, INCLUDING DIAMONDS AND SPDRS

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which a Portfolio can invest in the securities markets of those countries. A Portfolio does not intend to invest in other investment companies unless, in the judgment of its advisers, the potential benefits of such investments exceed the associated costs relative to the benefits and costs associated with direct investments in the underlying securities.

Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuer's portfolio securities, and are subject to limitations under the 1940 Act. As a shareholder in an investment company, a Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. A Portfolio may also incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

A Portfolio may purchase Dow Jones Industrial Average Model New Depositary Shares ("Diamonds") and Standard & Poor's Depositary Receipts ("SPDRs"). Diamonds and SPDRs are securities that represent ownership in long-term unit investment trusts ("UITs") that hold a portfolio of common stocks designed to track the performance of the Dow Jones Industrial Average and Standard & Poor's 500 Composite Stock Price Index, respectively. The Portfolios' investments in Diamonds and SPDRs are subject to limitations on investment in other investment companies.

The prices of Diamonds and SPDRs are derived and based upon the securities held by the particular UIT. Accordingly, the level of risk involved in the purchase or sale of an SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Diamonds and SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying Diamonds and SPDRs purchased or sold by a Portfolio could result in losses. Trading in Diamonds and SPDRs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

     Government Pass-Through Securities - These securities that are issued or guaranteed by a U.S. Government agency represent an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

     Private Pass-Through Securities - These are mortgage-backed securities issued by a nongovernmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

     Collateralized Mortgage Obligations ("CMOs") - CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

     REMICs - A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

     Parallel Pay Securities; PAC Bonds - Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

     REITs - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

     Stripped Mortgage-Backed Securities ("SMBs") - SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of Pos. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities can experience wide swings in value in response to changes in interest rates and associated mortgage prepayment rates. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

MUNICIPAL SECURITIES

Municipal securities consists of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a toll bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds.

Special Factors Relating to West-Virginia Municipal Securities - Because the West Virginia Portfolio invests primarily in West Virginia Municipal Securities, the Portfolio is more susceptible to factors adversely affecting issuers of West Virginia Municipal Securities than a mutual fund that does not invest as heavily in such securities. Investors should consider carefully the special risks inherent in the Portfolio's investment in West Virginia Municipal Securities including the risks of the West Virginia economy.

The West Virginia Constitution prohibits the issuance of debt, except as authorized by constitutional amendment ratified by the voters. For general obligation bonds, debt limits are established in the constitutional amendment authorizing the debt. For special obligation bonds and mortgages, debt limits are established at the individual issuer level, either by a ceiling on the amount of bonds authorized or the amount of funding for debt service.

In 1994, the state established a rainy day reserve fund into which 50% of annual surplus general fund revenues will be deposited until the reserve fund balance reaches 5% of general fund appropriations. At September 30, 1999, the estimated balance in the fund was $79 million. The state has upgraded its financial management and reporting practices through its conversion to GAAP-based accounting. The state also adopted policies to amortize large unfunded accrued liabilities in its workers' compensation and teachers retirement funds over 40 years.

The Business and Occupation Tax, the Personal Income Tax, the Consumer Sales and Service Tax, the Minerals Severance Tax, the Corporate Net Income Tax and the Business Franchise Tax together provided nearly 90% of the revenue for the General Revenue Fund in the 1998-1999 fiscal year. The amounts collected pursuant to the business registration, cigarette, insurance, telecommunications, inheritance, other taxes, liquor profits and racing fees constitute the remainder of the General Revenue Fund.

The federal programs administered in West Virginia are a substantial part of the operation of state government. Historically, federal grants have either been part of an ongoing program, limited to a specific project or structured to institute immediate state action. In all cases, they become due either temporarily or permanently and are a significant feature of state services and the budget process.

In the Year 2001 legislative session, the Legislature is expected to address funding education reform, financial problems with the Public Employee Insurance Agency and the potential loss of tax revenue resulting from a federal court ruling limiting certain mining activities. The impact of these problems (or attempts to resolve them) on the financial condition of West Virginia cannot be determined at this time.

Municipal Leases - The West Virginia Portfolio may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

Put Transactions (Standby Commitments) -- The West Virginia Portfolio reserves the right to engage in put transactions. The Adviser has the authority to purchase securities at a price that would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Portfolio can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put" or "standby commitment." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity so as to permit the Portfolio to meet redemptions and remain as fully invested as possible in Municipal Securities. The Portfolio's ability to put the securities depends on the writer's ability to pay for the securities at the time the Portfolio exercises the put. The Portfolio will engage in put transactions only with institutions that the Adviser believes present minimal credit risks, and the Adviser will use its best efforts to determine initially and continue to monitor the financial strength of the sellers of the options in accordance with credit guidelines adopted by the Trust's Board of Trustees. In the event that any writer is unable to honor a put for financial reasons, the Portfolio would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Portfolio and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Portfolio could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Portfolio. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Portfolio could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Portfolio, the Portfolio could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Portfolio may purchase subject to a put or a standby commitment but the amount paid directly or indirectly for premiums on all puts and standby commitments outstanding will not exceed 0.5% of the Portfolio's total assets calculated immediately after any such put is acquired.

The Portfolio will consider the maturity of a security subject to a put to be the first date on which the Portfolio has the right to demand payment from the writer, even though the final maturity of the security will ordinarily be later than such date.

OPTIONS

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at the exercise price at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the exercise price at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Portfolio may enter into a "closing transaction"- the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A Portfolio may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Portfolio may seek to purchase in the future. A Portfolio purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Portfolio, loss of the premium paid may be offset by an increase in the value of the Portfolio's securities or by a decrease in the cost of acquisition of securities by the Portfolio.

A Portfolio may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Portfolio sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Portfolio will realize as profit the premium received for such option. When a call option of which a Portfolio is the writer is exercised, the Portfolio will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Portfolio is the writer is exercised, the Portfolio will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

Options purchased by a Portfolio will be listed on a national securities exchange. In order to close out an option position, the Portfolio may enter into a "closing purchase transaction," which involves the purchase of an option on the same security at the same exercise price and expiration date. If the Portfolio is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Portfolio delivers the security upon exercise.

A Portfolio may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are generally illiquid.

A Portfolio may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Portfolio will be "covered," which means that the Portfolio will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Portfolio, the Portfolio will establish a segregated account with its custodian bank consisting of liquid assets in an amount equal to the amount the Portfolio would be required to pay upon exercise of the put.

A Portfolio may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Portfolio may choose to terminate an option position by entering into a closing transaction. The ability of a Portfolio to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Portfolio writes an option on an index, it will establish a segregated account containing liquid assets with its Custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

RECEIPTS

Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Portfolio will have actual or constructive possession of the security as collateral for the repurchase agreement. A Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. A Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," as defined by Rule 2a-7, which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or
(ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days. The securities that money market funds may acquire may be supported by credit enhancements, such as demand features or guarantees. The SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements.

RESTRICTED SECURITIES

The Prime Obligations Portfolio may invest in restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "Act"), or an exemption from registration. The Portfolio may invest up to 10% of its net assets in illiquid securities, including restricted securities other than
Section 4(2) commercial paper. The Portfolio may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SECURITIES LENDING

In order to generate additional income, a Portfolio may lend the securities in which it owns, pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. A Portfolio continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS

There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Portfolio's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Portfolio may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Portfolio.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS")

Each Portfolio may invest in STRIPS, which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser or the Sub-Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, do not violate the Portfolio's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Adviser or the Sub-Adviser will purchase for the Prime Obligations Portfolio only those STRIPS that have a remaining maturity of 397 days or less; therefore, the Prime Obligations Portfolio currently may purchase only interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Portfolio's assets that may be comprised of STRIPS, the Adviser or the Sub-Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Prime Obligations Portfolio.

SHORT-TERM OBLIGATIONS OF STATE AND LOCAL GOVERNMENT ISSUERS

The Prime Obligations Portfolio may, when deemed appropriate by the Adviser or the Sub-Adviser in light of the Portfolio's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

STANDBY COMMITMENTS AND PUTS

Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. A Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

TIME DEPOSITS

Time deposits are non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES

Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity.

Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Portfolio's shares.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rate on these securities may be reset daily, weekly, quarterly or by some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not actually reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS

Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Portfolio will maintain with the Custodian a separate account with liquid assets in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON SECURITIES

STRIPS and Receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, these market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See also "Taxes."

INVESTMENT LIMITATIONS

Fundamental Policies

Each Portfolio is subject to a number of fundamental investment restrictions that may be changed only by a vote of a majority of the outstanding shares of that Portfolio. A "majority of the outstanding shares" of the Trust or a particular Portfolio means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or such Portfolio present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Trust or such Portfolio are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or such Portfolio.

No Portfolio may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer or the Portfolio would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the assets of the Equity Income, Capital Appreciation, Government and Prime Obligations Portfolios, and does not apply to the West Virginia Portfolio. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. For purposes of this limitation, all debt securities of an issuer are each considered as one class.

2. Purchase any securities that would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, repurchase agreements involving such securities, and obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

     For purposes of this limitation, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (c) supranational entities will be considered to be a separate industry; and (d) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Make loans, except that each Portfolio may (a) purchase or hold debt instruments to the extent in accordance with its investment objective and policies; (b) enter into repurchase agreements, and (c) engage in securities lending.

4.   Invest in companies for the purpose of exercising control.

5. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

6. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (2) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except that the Fixed Income Portfolios may invest in futures contracts and options on futures contracts as disclosed in their Prospectus and this Statement of Additional Information). However, subject to its permitted investments, any Portfolio may invest in companies that invest in real estate, commodities or commodities contracts.

8. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions; this limitation shall not prohibit short sales "against the box."

9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under federal securities laws in selling a Portfolio security.

10. Purchase securities of other investment companies except as permitted by the 1940 Act, and the rules and regulations thereunder.

11. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

Non-Fundamental Policies

The following investment limitations of the Portfolios are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

None of the Equity Income, Capital Appreciation, Government, or West Virginia Portfolios may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of that Portfolio's net assets, and the Prime Obligations Portfolio may not invest in illiquid securities in an amount exceeding, in the aggregate, 10% of its net assets.

No Portfolio may invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

No Portfolio may invest its assets in securities of any investment company, except as permitted by the 1940 Act or pursuant to an order of exemption therefrom.

The foregoing percentages, except with respect to borrowings and illiquid securities, will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE ADVISER

BB&T Asset Management ("BB&T" or the "Adviser") serves as investment adviser to each Portfolio pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. Also, under the Advisory Agreement, the Adviser is responsible for the investment decisions for each Portfolio, and the Adviser continuously reviews, supervises and administers each Portfolio's investment program. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Adviser is independent of SEI Investments Mutual Funds Services (the "Administrator") and discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. In addition, the Trust has employed Wellington Management Company, LLP as an investment sub-adviser to manage the Prime Obligations Portfolio on a day-to-day basis, subject to the supervision of the Adviser and the Trustees. See "The Sub-Adviser."

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Portfolio (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any jurisdiction in which shares of the Portfolios are qualified for offer and sale, the Adviser will bear the amount of such excess.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Portfolios by a majority of the outstanding shares of the Portfolios, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

BB&T Asset Management ("BB&T") serves as investment adviser to the Portfolios. BB&T is a wholly owned subsidiary of Branch Banking and Trust Company.

Branch Banking & Trust Company is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2000, BB&T Corporation had assets of approximately $59.3 billion, Through its subsidiaries, BB&T Corporation operates over 854 banking offices in Georgia, Kentucky, Tennessee, Maryland,

North Carolina, South Carolina, Virginia, West Virginia, and Washington D.C., providing a broad range of financial services to individuals and businesses.

     For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Portfolio as follows: Equity Income Portfolio -- 0.74%; Capital Appreciation Portfolio -- 0.95%; Government Portfolio -- 0.75%; West Virginia Portfolio -- 0.45%; and Prime Obligations Portfolio -- 0.25%. The Adviser has voluntarily agreed to waive a portion of its fees in order to limit the total operating expenses of Class A and Class B shares of each Portfolio (exclusive of distribution expenses charged to Class B shares) to not more than the following (as a percentage of average daily net assets on an annualized basis): Equity Income Portfolio -- 1.20%; Capital Appreciation Portfolio -- 1.02%; Government Portfolio -- 0.83%; West Virginia Portfolio -- 0.75%; and Prime Obligations Portfolio -- 0.49%. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waiver and reimbursement at any time. For the fiscal year ended January 31, 2001, the Portfolio paid the Adviser an advisory fee as a percentage of average daily net assets of each Portfolio as follows: Equity Income Portfolio -- X.XX%; Capital Appreciation Portfolio -- X.XX%; Government Portfolio -- X.XX%; West Virginia Portfolio -- X.XX% and Prime Obligations Portfolio -- X.XX%.

For the fiscal years ended January 31, 1999, 2000 and 2001, the Portfolios paid the following advisory fees:

                                              Fees Paid (000)           Fees Waived (000)
-----------------------------------------------------------------------------------------------
Portfolio                            1999        2000       2001      1999       2000      2001
-----------------------------------------------------------------------------------------------
Equity Income Portfolio              $  405    $  511       $XXX      $68        $73       $XXX
-----------------------------------------------------------------------------------------------
Capital Appreciation Portfolio       $1,228    $1,457       $XXX      $326       $427      $XXX
-----------------------------------------------------------------------------------------------
Government Portfolio                 $  394      $366       $XXX      $148       $140      $XXX
-----------------------------------------------------------------------------------------------
West Virginia Portfolio              $  441      $367       $XXX      $65        $48       $XXX
-----------------------------------------------------------------------------------------------
Prime Obligations Portfolio          $  157      $197       $XXX      $108       $119      $XXX
-----------------------------------------------------------------------------------------------

THE SUB-ADVISER

Wellington Management Company, LLP ("Wellington Management" or the "Sub-Adviser") serves as the investment sub-adviser to the Prime Obligations Portfolio pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement") with the Adviser and the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser manages the investments of the Portfolio, selects investments, and places all orders for purchases and sales of the Portfolio's securities, subject to the general supervision of the Trustees of the Trust and the Adviser.

Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of April 30, 2001, Wellington Management had discretionary management authority with respect to approximately $XXX billion of assets. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management, 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership, of which the following persons are managing partners: Laurie A Gabriel, Duncan M. McFarland and John R. Ryan.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive a fee, computed daily and paid monthly by the Adviser, at the annual rate of .075% of the first $500 million of "managed assets" (defined below) and .02% of "managed assets" in excess of $500 million. "Managed assets" are all of the money market fund assets that Wellington Management manages for the Trust, including assets of funds other than the Portfolio. The fee paid by the Adviser is based on its proportionate share of "managed assets."

For the fiscal years ended January 31, 1999, January 31, 2000 of January 31, 2001, the Adviser paid the Sub-Adviser the following sub-advisory fees:


                                            Fees Paid (000)               Fees Waived (000)
----------------------------------------------------------------------------------------------
Portfolio                         1999       2000       2001        1999       2000       2001
----------------------------------------------------------------------------------------------
Prime Obligations Portfolio       $ 47        $59        $XX        $ 0         $ 0        $X
----------------------------------------------------------------------------------------------

THE ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator"), Oaks, Pennsylvania 19456, provides each Portfolio with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities pursuant to an administration agreement with the Trust (the "Administration Agreement"). The Administrator also serves as the shareholder servicing agent of the Trust under the terms of the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: (i) .20% of the average daily net assets of the Portfolios' assets up to $500 million; (ii) .18% of the average daily net assets of the Portfolios' assets from $500 million to $750 million; (iii) .16% of the average daily net assets of the Portfolios' assets from $750 million to $1 billion; and .15% of the average daily net assets of the Portfolios' assets above $1 billion. There is a minimum annual fee of $75,000 payable to the Administrator by each Portfolio.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Achievement Funds Trust, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The MDL Funds, Millennium Funds, Inc., The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

For the fiscal years ended January 31, 1999, 2000 and 2001, the Portfolios paid the following administrative fees:

                                          Fees Paid (000)              Fees Waived (000)
-----------------------------------------------------------------------------------------
Portfolio                          1999      2000      2001      1999      2000      2001
-----------------------------------------------------------------------------------------
Equity Income Portfolio            $109      $138      $XXX       $0        $0        $X
-----------------------------------------------------------------------------------------
Capital Appreciation Portfolio     $258      $307      $XXX       $0        $0        $X
-----------------------------------------------------------------------------------------
Government Portfolio               $105       $98      $XXX       $0        $0        $X
-----------------------------------------------------------------------------------------
West Virginia Portfolio            $196      $184      $XXX       $0        $0        $X
-----------------------------------------------------------------------------------------
Prime Obligations Portfolio        $126      $158      $XXX       $0        $0        $X
-----------------------------------------------------------------------------------------

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor" OR "SIDC"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator, serves as the distributor of each Portfolio's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"), which applies to Class A and Class B shares of the Portfolios.

The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Portfolio on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Portfolio or by the Distributor.

The Trust has adopted a distribution plan for the Class B shares of each Portfolio (the "Class B Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Class B Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not

"interested persons" of the Trust or SEI Financial Services, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Class B Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Class B Plan may be terminated with respect to any Portfolio by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Portfolio. The Class B Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Portfolio requires the approval of that Portfolio's shareholders.

The Class B Distribution Plan provides that the Class B shares of each Portfolio will pay the Distributor a fee of .25% of its average daily net assets which the Distributor can use to compensate broker/dealers and service providers, including the Adviser and its affiliates which provide administrative and/or distribution services to the Class B Shareholders or their customers who beneficially own Class B Shares.

Each Portfolio may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the affiliate or the Distributor may receive "usual and customary" compensation.

The Class A shares of each Portfolio are offered without distribution fees to institutional investors, including BB&T, its affiliates and correspondent banks, for the investment of funds for which they act in a fiduciary, agency or custodial capacity. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. These financial institutions may also charge separate fees to their customers.

Certain financial institutions offering shares to their customers may be required to register as dealers pursuant to state laws.

The Distributor may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the shares of a Portfolio. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside of the United States.

For the fiscal years ended January 31, 1999, 2000 and 2001, the Class B Portfolios paid the Distributor the following distribution fees:

                                          Distribution Fees Paid
--------------------------------------------------------------------
Portfolio                              1999        2000        2001
--------------------------------------------------------------------
Equity Income Portfolio               $12,709     $15,242     $XXXXX
--------------------------------------------------------------------
Capital Appreciation Portfolio        $23,096     $41,041     $XXXXX
--------------------------------------------------------------------
Government Portfolio                  $ 4,762     $ 4,814     $XXXXX
--------------------------------------------------------------------
West Virginia Portfolio               $22,060     $26,773     $XXXXX
--------------------------------------------------------------------
Prime Obligations Portfolio           $16,797     $20,112     $XXXXX
--------------------------------------------------------------------

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.

CUSTODIAN

First Union National Bank, 125 Broad Street, Philadelphia, PA 19109 (the "Custodian"), acts as custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

CODE OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j1 under the Investment Company Act of 1940. In addition, the Advisor and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes are on file with the Securities and Exchange Commission, and are available to the public.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP serves as the independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers of some or all of the following: The Achievement Funds Trust, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The MDL Funds, Millennium Funds, Inc., The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II., each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, The MDL Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of

Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee** -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, September 1987 - December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee** -- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JAMES R. FOGGO (DOB 06/30/64) -- President -- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary -- Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate, at Richter, Miller & Finn, 1994-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

SHERRY K. VETTERLEIN (DOB 06/22/62) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation 1992-2000.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) -- Vice President and Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 --
2000). Associate at Pepper Hamilton LLP (1997 - 1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994 - 1997).

JENNIFER SPRATLEY (DOB 02/13/69) -- Controller and Chief Financial Officer -- Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991-1999.

RICHARD W. GRANT (DOB 10/25/45) -- Secretary -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

JOHN M. FORD (DOB 09/11/69) -- Assistant Secretary -- 1800 M Street, NW, Washington, DC 20036, Associate since 1998, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

THOMAS P. LEMKE (DOB 07/30/54) -- Assistant Secretary -- 1800 M Street, NW, Washington, DC 20036, Partner, Morgan, Lewis & Bockius LLP since 1999. Member, Investment Company Institute's Board of Governors, 1997-1999. Senior Vice President, Secretary and General Counsel, Strong Capital Management, Inc., 1994-1999.

*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.



                                                                                                   Total Compensation
                                                                                                  From Registrant and
                                                                                 Estimated       Fund Comples Paid to
                                           Aggregate     Benefits Benefits         Annual        Trustees for the fiscal
                                          Compensation    as Part of Fund       Benefits Upon         Year Ended
 Name of Person, Position                From Registrant     Expenses             Retirement     January 31,  2000(1)
------------------------------------------------------------------------------------------------------------------------
John T. Cooney, Trustee                    $X,XXX              N/A                 N/A                 $XX,XXX
------------------------------------------------------------------------------------------------------------------------
George C. Sullivan, Jr., Trustee           $X,XXX              N/A                 N/A                 $XX,XXX
------------------------------------------------------------------------------------------------------------------------
Robert A. Patterson, Trustee               $X,XXX              N/A                 N/A                 $XX,XXX
------------------------------------------------------------------------------------------------------------------------
Eugene B. Peters, Trustee                  $X,XXX              N/A                 N/A                 $XX,XXX
------------------------------------------------------------------------------------------------------------------------
James M. Storey, Trustee                   $X,XXX              N/A                 N/A                 $XX,XXX
------------------------------------------------------------------------------------------------------------------------
William M. Doran, Trustee*                 $  0                N/A                 N/A                 $  0
------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher, Trustee*                 $  0                N/A                 N/A                 $  0
------------------------------------------------------------------------------------------------------------------------

----------------------

(1) Total Compensation for service on one board.
*  A Trustee who is an "interested person" as defined by the 1940 Act.

PERFORMANCE INFORMATION

The Portfolios may periodically compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

Prime Obligations Portfolio - From time to time the Prime Obligations Portfolio may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period. This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the Prime Obligations Portfolio will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the some period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Portfolio is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return, according to the following formula:

             Effective Yield = [(Base Period Return + 1)365/7 ] - 1.

The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of the Prime Obligations Portfolio fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Portfolio invests in, changes in interest rates on money market instruments, changes in the expenses of the Portfolio and other factors.

Yields are one basis upon which investors may compare the Prime Obligations Portfolio with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

For the seven-day period ended January 31, 2001, the Prime Obligations Portfolio had a current yield of X.XX% and an effective yield of X.XX% for Class A and a current yield of X.XX% and an effective yield of X.XX% for Class B.

Equity Income, Capital Appreciation, Government and West Virginia Portfolios -- These Portfolios may advertise a 30-day yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

                        Yield = 2([(a-b)/(cd) + 1]6 - 1)

         Where a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the current daily number of shares outstanding during the period that were entitled to receive dividends
                   d  =  the maximum offering price per share on the last day of the period.

For the 30-day period ended January 31, 2001, the Class A Portfolios' yields were X.XX% for the Equity Income Portfolio, X.XX% for the Government Portfolio and X.XX% for the West Virginia Portfolio.

For the same 30-day period, the Class B Portfolios' yields were X.XX% for the Equity Income Portfolio, X.XX% for the Government Portfolio and X.XX% for the West Virginia Portfolio.

The West Virginia Portfolio may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder. The tax-equivalent yield of the Portfolio will be calculated by adding (a) the portion of the Portfolio's yield that is not tax-exempt and (b) the result obtained by dividing the portion of the Portfolio's yield that is tax-exempt by the difference of one minus a stated income tax rate.

For the 30-day period ended January 31, 2001 the West Virginia Portfolio's tax-equivalent yield was X.XX% for Class A and X.XX% for Class B assuming a combined West Virginia and federal income tax rate of XX.XX%.

CALCULATION OF TOTAL RETURN

From time to time, the Equity Income, Capital Appreciation, Government and West Virginia Portfolios may advertise total return. The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

     P (1 + T)n  =  ERV
     Where    P  =  a hypothetical initial payment of $1,000
              T  =  average annual total return
              n  =  number of years
            ERV  =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Based on the foregoing, the average annual total return for the Portfolios from inception through January 31, 2001and for the one, five and ten year periods ended January 31, 2001were as follows:

                                                 Average Annual Total Return
--------------------------------------------------------------------------------------
                                              One       Five       Ten      Since
Portfolio                         Class       Year      Year       Year     Inception
--------------------------------------------------------------------------------------
                                  Class A     X.XX%     N/A        N/A      X.XX%
Equity Income Portfolio
--------------------------------------------------------------------------------------
                                  Class B     X.XX%     N/A        N/A      X.XX%
--------------------------------------------------------------------------------------
                                  Class A     X.XX%     X.XX%      N/A      X.XX
Capital Appreciation Portfolio
--------------------------------------------------------------------------------------
                                  Class B     X.XX%     X.XX%      N/A      X.XX%
--------------------------------------------------------------------------------------
                                  Class A     (X.X)%    X.XX%      N/A      X.XX%
Government Portfolio
--------------------------------------------------------------------------------------
                                  Class B     (X.X)%    X.XX%      N/A      X.XX%
--------------------------------------------------------------------------------------
                                  Class A     (X.X)%    X.XX%      N/A      X.XX%
West Virginia Portfolio
--------------------------------------------------------------------------------------
                                  Class B     (X.XX     X.XX%      N/A      X.XX%
--------------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange is open for business. Shares of the Funds are offered on a continuous basis. Currently, the holidays observed by the Trust and the New York Stock Exchange are as follows: New Year's Day, Presidents' Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Each Portfolio intends to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolios in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

Prime Obligations Portfolio -- The net asset value per share of the Prime Obligations Portfolio is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Portfolio may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

The Prime Obligations Portfolio's use of amortized cost and the maintenance of the Portfolio's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Portfolio. Such procedures include the determination of the extent of deviation, if any, of the Portfolio's current net asset value per share calculated using available market quotations from the Portfolio's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 0.5%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Portfolio incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Portfolio in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Portfolio must annually distribute at least 90% of its investment company taxable income.

Equity Income, Capital Appreciation, Government and West Virginia Portfolios - The securities of these Portfolios are valued by the Administrator pursuant to valuations provided by independent pricing services. The pricing services rely primarily on prices of actual market transactions as well as trader quotations. However, a service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolios and their shareholders that are not described in the Portfolios' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Portfolios' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.

Federal Income Tax Treatment of Dividends and Distributions

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

Each Portfolio intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify as a RIC, a Portfolio must distribute at least 90% of its investment company taxable income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders (the "Distribution Requirement") and also must meet several additional requirements. Included among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses.

Each Portfolio may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Portfolios must distribute to satisfy the Distribution Requirement. In some cases, the Portfolios may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

Although each Portfolio intends to distribute substantially all of its investment company taxable income and may distribute its capital gains for any taxable year, each Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Portfolios fail to qualify for any taxable year as a RIC, all of their taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Portfolio's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

Portfolio Distributions

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Portfolio's earnings and profits. Each Portfolio anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

Each Portfolio intends to distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). Such distributions are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholders have held their Portfolio Shares. If any such gains are retained, however, a Portfolio will pay federal income tax thereon.

In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by a Portfolio for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, it is not expected that any OVB Government Securities Portfolio, OVB West Virginia Tax-Exempt Income Portfolio or OVB Prime Obligations Portfolio distribution will qualify for the corporate dividends-received deduction. Conversely, distributions from the OVB Equity Income Portfolio and the OVB Capital Appreciation Portfolio generally will qualify for the corporate dividends-received deduction.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Portfolio in the year in which the dividends were declared.

In certain cases, a Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to the Portfolio that such shareholder is not subject to backup withholding.

Each Portfolio will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Portfolio during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

Sale or Exchange of Portfolio Shares

Generally, gain or loss on the sale or exchange of a Portfolio Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of a Portfolio with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Portfolio that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

Federal Excise Tax

If a Portfolio fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Portfolio will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. Each Portfolio intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

State and Local Taxes

A Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon state and local law, distributions by the Portfolios to shareholders and the ownership of Shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Portfolios.

Additional Tax Information Concerning the West Virginia Tax-Exempt Income Portfolio

The Portfolio intends to qualify to pay "exempt interest dividends" to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Portfolio's net tax-exempt interest income will be "exempt interest dividends" that are excluded from your gross income for federal income tax purposes. Exempt interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences, as discussed below.

The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Portfolio and will be applied uniformly to all dividends declared with respect to the Portfolio during that year. This percentage may differ from the actual percentage for any particular day.

Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at a rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Portfolio intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Interest on indebtedness incurred or continued by shareholders to purchase or carry Shares of the Portfolio will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing Shares. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in trade or business a part of such a facility.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Portfolio to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt interest dividends.

Issuers of bonds purchased by the Portfolio (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Portfolio may not be a suitable investment for tax-exempt shareholders and plans because such shareholders and plans would not gain any additional benefit from the receipt of exempt-interest dividends.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser or Sub-Adviser is responsible for placing the orders to execute transactions for a Portfolio. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Portfolios invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser or Sub-Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Adviser or Sub-Adviser selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the equivalent of a commission.

The Trust may allocate, out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include: advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended, higher commissions may be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker/dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or trust may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Portfolio may place orders with broker/dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or a registered broker/dealer affiliate of the Adviser for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC.

Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor or affiliate of the Adviser by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker/dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

For the fiscal years ended January 31, 1999, 2000 and 2001, the Portfolios paid the following brokerage commissions with respect to portfolio transactions:


                Total $ Amount of              Total $ Amount of Brokerage    % of Total of Brokerage     % of Total  Brokerage
                Brokerage                      Transactions Paid              Transactions Paid to        Commission Effective
                Commissions Paid               to Affiliates                  Affiliated Affiliated       Through Affiliated Brokers
------------------------------------------------------------------------------------------------------------------------------------
Portfolio          1999       2000     2001       1999       2000    2001    1999       2000        2001       1999     2000   2001
------------------------------------------------------------------------------------------------------------------------------------
Equity         $ 65,904   $ 55,662   $XXXXX    $ 3,480    $10,298   $XXXX    5.28%        16          XX%      5.28%    5.70%   XXX%
Income
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Capital        $286,876   $164,809   $XXXXX    $197,235   $88,403   $XXXX   68.75%       50%         XX%     68.75%   21.87%   XXX%
Appreciation
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Government     $      0   $    666   $  XXX    $     0    $   666   $ XXX       0%       100%         XX%         0%    1.42%   XXX%
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
West                N/A        N/A      XXX        N/A        N/A     XXX     N/A        N/A         XXX        N/A      N/A    XXX
Virginia
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Prime               N/A        N/A      XXX        N/A        N/A     XXX     N/A        N/A         XXX        N/A      N/A    XXX
Obligations
Portfolio
------------------------------------------------------------------------------------------------------------------------------------

             Total Brokerage Commissions
             Paid to SIDC in Connection with    Total $  Amount of Brokerage
             Repurchase Agreement Transaction   Commission Paid for Research

--------------------------------------------------------------------------------
Portfolio    1999      2000       2001          1999       2000         2001

--------------------------------------------------------------------------------
Equity      $796       $1,230     $XXX          $265,086   $0            X
Income
Portfolio
--------------------------------------------------------------------------------

Capital      2,433      4,197      XXX         221,941   0            X
Appreciation
Portfolio
--------------------------------------------------------------------------------
Governme     N/A          666      XXX         N/A       N/A          N/A
Portfolio
--------------------------------------------------------------------------------
West         N/A       N/A         N/A         N/A       N/A          N/A
Virginia
Portfolio
--------------------------------------------------------------------------------

Prime        N/A       N/A         N/A         N/A       N/A          N/A
Obligations
Portfolio
--------------------------------------------------------------------------------

"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amount of the Trust's shares. As of January 31, 2001 the following Portfolios held securities of the Trust's "regular brokers or dealers" as follows:

Portfolio                 Name of Broker/Dealer    Type of Security Held      Dollar Amount at FYE
--------------------------------------------------------------------------------------------------
Government Portfolio      [Morgan Stanley]         [Repurchase Agreement]     X,XXX,XXX

                          [Salomon Smith           [Debt]                    $  XXX,XXX
                          Barney]
--------------------------------------------------------------------------------------------------
West Virginia Portfolio   N/A                      N/A                        N/A
--------------------------------------------------------------------------------------------------
Equity Income Portfolio   [Morgan  Stanley]        [Repurchase Agreement]    $X,XXX,XXX
--------------------------------------------------------------------------------------------------
Capital Appreciation      [Goldman Sachs]          [Equity]                  $X,XXX,XXX
Portfolio
                          [Morgan Stanley, Dean    [Equity]                  $X,XXX,XXX
                          Witter, Discover]        [Repurchase Agreement]    $X,XXX,XXX
                          [J.P. Morgan]
--------------------------------------------------------------------------------------------------
Prime Obligations         [Lehman Brothers]        [Repurchase Agreement] $   X,XXX,XXX
Portfolio
--------------------------------------------------------------------------------------------------

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of the Portfolios, and to divide or redivide any unissued shares of the Trust into one or more additional series.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's shares will be fully paid and non-assessable, subject only to the possibility of shareholder liability described in the following section. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. In the event of a liquidation or dissolution of the Trust, shareholders of a Portfolio are entitled to receive the assets available for distribution belonging to that Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets not belonging to any particular Portfolio which are available for distribution. Certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

5% AND 25% SHAREHOLDERS

As of May 5, 2001 the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Portfolios. Persons who owned of record or beneficially more than 25% of a Portfolio's outstanding shares may be deemed to control that Portfolio within the meaning of the Act. The Trust believes that most of the shares referred to below were held by the below persons in account for their fiduciary, agency or custodial customers.

Capital Appreciation Portfolio -- Class A:

Capital Appreciation Portfolio -- Class B:

Government Portfolio -- Class A:

Government Portfolio--Class B:

West Virginia Portfolio -- Class A:

West Virginia Portfolio -- Class B:

Equity Income Portfolio -- Class A:

Equity Income Portfolio -- Class B:

Prime Obligations Portfolio -- Class A:

Prime Obligations Portfolio -- Class B:

EXPERTS

The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

The audited financial statements of the Portfolios for the year ended January 31, 2001, and the Report of Independent Accountants of PricewaterhouseCoopers LLP dated March 20, 2001, relating to the financial statements, including the financial highlights of the Portfolios are incorporated herein by reference.

APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -   Leading market positions in well-established industries.

     -   High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

Description of Municipal Note Ratings

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

Description of Corporate Bond Ratings

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch Inc. ("Fitch")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson


Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 30

Item 23.  Exhibits:

(a) Registrant's Agreement and Declaration of Trust, originally filed with the Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1992, is incorporated herein by reference to exhibit (1) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(b)       Registrant's  By-Laws are incorporated  herein by reference to exhibit
          (2) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(c)       Not Applicable.

(d)(1) Investment Advisory Agreement between the Registrant and Citizens Commercial and Savings Bank with respect to the Golden Oak Diversified Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(b) with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on January 13, 1993, is incorporated herein by reference to exhibit 5(a) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(d)(2) Investment Sub-Advisory Agreement by and among Registrant, Citizens Commercial and Savings Bank and Wellington Management Company, LLP with respect to the Golden Oak Prime Obligation Money Market Portfolio is incorporated herein by reference to exhibit 5(c) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on January 13, 1993.

(d)(3) Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB Portfolios, originally filed as exhibit 5(h) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference to exhibit 5(d) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on April 2, 1997.

(d)(4) Investment Sub-Advisory Agreement by and among the Registrant, One Valley Bank, National Association, and Wellington Management Company, LLP with respect to the OVB Prime Obligations Portfolio, originally filed as exhibit 5(i) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference to exhibit 5(e) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(d)(5) Investment Advisory Agreement between the Registrant and Capitoline Investment Services, Incorporated with respect to the U.S. Government Securities Money Fund, originally filed as exhibit 5(j), with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference to exhibit 5(f) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(d)(6) Schedule B to Investment Advisory Agreement between the Registrant and Citizens Commercial & Savings Bank with respect to Golden Oak Growth and Income Portfolio, originally filed as exhibit 5(l) with Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 30, 1994 is incorporated herein by reference to exhibit 5(g) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 1997.

(d)(7) Schedule to the Investment Advisory Agreement between Registrant and Capitoline Investment Services Incorporated with respect to the Prime Obligations Fund, originally filed as exhibit 5(q) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference to exhibit 5(h) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(d)(8) Investment Sub-Advisory Agreement by and among the Registrant and Citizens Bank and Nicholas-Applegate Capital Management with respect to the Golden Oak Diversified Growth Portfolio, originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 29, 1996.

(d)(9) Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB Equity Income Portfolio, is incorporated herein by reference to exhibit 5(d) of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on February 28, 1997.

(d)(10) Investment Sub-Advisory Agreement by and among the Registrant, Citizens Bank and Systematic Financial Management, L.P. with respect to the Golden Oak Value Portfolio is incorporated herein by reference to exhibit 5(j) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(d)(11) Amendment to Investment Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate Capital Management is incorporated herein by reference to exhibit 5(h) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(d)(12) Schedule A to the Investment Advisory Agreement between Registrant and Citizens Bank is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 1, 1999.

(d)(13) Amendment to the Investment Sub-Advisory Agreement by and between Citizens Bank and Systematic Financial Management, L.P. is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 1, 1999.

(d)(14) Amended Schedule A dated February 22, 1999 to the Investment Advisory Agreement between Registrant and Citizens Bank is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 1, 1999.

(d)(15) Amendment No. 2 dated February 22, 1999 to the Investment Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate Capital Management is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 28, 1999.

(d)(16) Investment Advisory Agreement between the Registrant and Hancock Bank and Trust with respect to the Hancock Bank Treasury Securities Money Market Fund, Hancock Bank Tax Exempt Money Market Fund, Hancock Bank Growth and Income Fund and Hancock Bank Strategic Income Fund, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 16, 2000.

(d)(17) Investment Sub-Advisory Agreement between and among Registrant, Hancock Bank and Trust and Weiss, Peck & Greer L.L.C. with respect to the Hancock Bank Tax Exempt Money Market Fund is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 16, 2000.

(d)(18) Amended Schedule to Investment Advisory Agreement between the Registrant and Citizens Commercial and Savings Bank with respect to the Golden Oak International Equity Portfolio is incorporated herein by reference to exhibit (d)(18) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

(d)(19) Investment Sub-Advisory Agreement between and among the Registrant, Citizens Commercial and Savings Bank and BlackRock International, Ltd., with respect to the Golden Oak International Equity Portfolio incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

(d)(20) Amendment to Investment Sub-Advisory Agreement between and among Registrant, Hancock Bank and Weiss, Peck & Greer L.L.C. with respect to the Hancock Horizon Tax Exempt Money Market Fund is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

(d)(21) Investment Advisory Agreement between the Registrant and Branch Banking and Trust Company with respect to the OVB Portfolios is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

(d)(22) Investment Sub-Advisory Agreement between and among the Registrant, Branch Banking and Trust Company and Wellington Management Company with respect to the OVB Prime Obligations Portfolio is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

(e)(1) Distribution Agreement between Registrant and SEI Financial Services Company, originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference to exhibit 6(a) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(e)(2) Transfer Agent Agreement between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit 6(b) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on January 13, 1993.

(e)(3) Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to exhibit 6(c) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 1995.

(e)(4)    Transfer Agent  Agreement  between  Registrant and Supervised  Service
          Company is incorporated herein by reference to exhibit 6(d) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 1995.

(e)(5) Amendment to Transfer Agent Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to exhibit 6(e) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-

          1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(e)(6) Amended and restated Schedule A, relating to The Golden Oak Family of Funds, to the Distribution Plan is incorporated herein by reference to exhibit (e)(6) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.

(e)(7) Form of Transfer Agency and Service Agreement between Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit
          (e)(7) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 16, 2000.

(f)       Not Applicable.

(g)(1) Custodian Agreement between Registrant and CoreStates Bank N.A., originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference to exhibit 8(a) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(g)(2) Custodian Agreement between Registrant and Crestar Bank, originally filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference to exhibit 8(b) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 1997.

(g)(3) Amendment to Custodian Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to exhibit 8(c) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(g)(4) Form of Custody Agreement between Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 16, 2000.

(g)(5) Custodian Agreement between Registrant and State Street Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.

(h)(1) Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated January 28, 1993 for the Golden Oak Portfolios and forms of Schedule for the California Tax Exempt Portfolio and Institutional Tax Free Portfolio is incorporated herein by reference to exhibit 5(a) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A

          (File No. 33-50718), filed with the Securities and Exchange Commission on July 29, 1993.

(h)(2) Schedule, relating to the OVB Prime Obligations, OVB Capital Appreciation, OVB Emerging Growth, OVB Government Securities and OVB West Virginia Tax-Exempt Income Portfolios (the "OVB Portfolios"), to Administration Agreement by and between the Registrant and SEI Financial Management Corporation dated as of January 28, 1993 is incorporated herein by reference to exhibit 9(b) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(h)(3) Schedule relating to U.S. Government Securities Money Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit 9(c) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(h)(4) Schedule dated May 19, 1997, relating to the Golden Oak Portfolios, to Administration Agreement by and between Registrant and SEI Fund Resources is incorporated herein by reference to exhibit 9(d) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(h)(5) Administration Agreement between Registrant and SEI Financial Corporation with Schedule dated January 28, 1993 as amended and restated on May 17, 1994 for Golden Oak Portfolios, the Prudential Portfolios and the OVB Portfolios, originally filed as exhibit 5(o) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference to exhibit 9(e) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(h)(6) Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated August 1, 1994, originally filed as exhibit 5(p) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference to exhibit 9(f) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(h)(7) Schedule relating to the Prime Obligations Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation, originally filed as exhibit 5(p) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference to exhibit 9(g) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(h)(8) Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI Financial Management Corporation, dated January 28, 1993, to SEI Fund Resources is incorporated herein by reference to exhibit 9(h) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

(h)(9) Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI Financial Management Corporation, dated June 1, 1996, to SEI Fund Resources is incorporated herein by reference to exhibit 9(i) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(h)(10) Schedule dated November 23, 1998 to the Administration Agreement, relating to the OVB Family of Funds, between the Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(10) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.

(h)(11) Schedule dated February 22, 1999 to the Administration Agreement, relating to The Golden Oak Family of Funds, between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit
          (h)(11) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.

(h)(12) Schedule relating to the Hancock Bank Treasury Securities Money Market Fund, Hancock Bank Tax Exempt Money Market Fund, Hancock Bank Strategic Income Fund and Hancock Bank Growth and Income Fund, to the Administration Agreement by and between Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 16, 2000.

(h)(13) Revised Schedule relating to the Golden Oak International Equity Portfolio, to the Administration Agreement is incorporated herein by reference to exhibit (h)(13) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

(h)(14) Revised Schedule relating to the Hancock Horizon Funds, to the Administration Agreement is incorporated herein by reference to exhibit (h)(14) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

(h)(15) Shareholder Services Plan relating to The Hancock Bank Family of Funds is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

(h)(16) Form-of Shareholder Services Agreement between the Registrant and Hancock Bank is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

(h)(17) Amended and Restated Distribution Agreement dated August 14, 2000, between the Registrant and SEI Investments Distribution Company is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

(i)       Not Applicable.


(j) Consent of Independent Public Accountants (PricewaterhouseCoopers LLP) is filed herewith.


(k)       Not Applicable.

(l)       Not Applicable.

(m)(1) Registrant's Distribution Plan with respect to the Class B shares of the Golden Oak Portfolios (except Golden Oak Growth and Income
          Portfolio), originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference to exhibit 15(a) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

(m)(2) Registrant's Distribution Plan with respect to the Class B shares of the OVB Portfolios, originally filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference to exhibit 15(b) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

(m)(3) Registrant's Distribution Plan with respect to the Class B Shares of the Golden Oak Growth and Income Portfolio is incorporated herein by reference to exhibit (m)(3) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(m)(4) Rule 18f-3 Multi-Class Plan, originally filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference to exhibit 15(d) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

(m)(5) Distribution and Service Plan relating to The Golden Oak Family of Funds is incorporated herein by reference to exhibit (m)(5) of Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(m)(6) Amended and restated Schedule A, relating to The Golden Oak Family of Funds to the Distribution Plan is incorporated herein by reference to exhibit (m)(6) of

          Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(m)(7) Revised Distribution Plan relating to The Hancock Bank Family of Funds is incorporated herein by reference to exhibit (m)(7) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.

(n)(1) Amended and restated Rule 18f-3 Multi-Class Plan and Certificates of Class Designation are incorporated herein by reference to exhibit
          (n)(1) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

(n)(2) Amended and restated Rule 18f-3 Multi-Class Plan and Certificates of Class Designation are incorporated herein by reference to exhibit
          (n)(2) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.

(o)       Not Applicable.

(p)(1) SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

(p)(2) Systematic Financial Management, L.P., Code of Ethics is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

(p)(3) Citizens Bank Code of Ethics is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

(p)(4) Wellington Management Company, LLP, Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

(p)(5) Weiss, Peck & Greer, L.L.C., Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

(p)(6) One Valley Bank, N.A., Code of Ethics is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

(p)(7) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

(p)(8) Nicholas-Applegate Capital Management, LP, Code of Ethics is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

(p)(9) BlackRock International, Ltd., Code of Ethics is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(p)(10) The Arbor Fund Code of Ethics is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(p)(11) Revised SEI Investments Company Code of Ethics and Insider Trading Policy dated April 2000 is incorporated herein by reference to Exhibit
          (p)(11) of Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(p)(12) Revised Systematic Financial Management, L.P., Code of Ethics is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(p)(13) Revised One Valley Bank, N.A., Code of Ethics is incorporated herein by reference to Exhibit (p)(13) of Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(p)(14) Branch Banking and Trust Company Code of Ethics is incorporated herein by reference to exhibit (p)(14) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.

(q)(1) Powers of Attorney for John T. Cooney, William M. Doran, Robert A. Nesher, Robert A. Patterson, Eugene B. Peters, George J. Sullivan, James M. Storey and James R. Foggo are incorporated herein by reference to exhibit (q) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.


(q)(2) Power of Attorney for Jennifer Spratley is incorporated herein by reference to exhibit (q)(2) of The Advisors' Inner Circle Fund's Post-Effective Amendment No. 43 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 25. INDEMNIFICATION:

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

     Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

CITIZENS BANK

     Citizens Bank ("Citizens Bank"), is an Investment Adviser for the Registrant's Golden Oak Funds. The principal address of Citizens Bank is 328 South Saginaw, Flint, Michigan 48502. Citizens Bank is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                    NAME OF OTHER COMPANY                   CONNECTION WITH
INVESTMENT ADVISER                                                                OTHER COMPANY
Robert J. Vitito
Chairman of the Board,
President, CEO

John W. Ennest
Vice Chairman of the Board,
Director, CFO and Treasurer

Edward P. Abbott                          Abbott's Meat, Inc.                     President & CEO
Director

Hugo E. Braun, Jr.                        Braun Kendrick Finkbeiner P.L.C.        Attorney and Partner
Director

Victor E. George                          Victor George Oldsmobile, Inc           Chairman of the Board
Director

Jonathan E. Burroughs, II                 JEB Enterprises                         President
Director

Joseph P. Day                             Bauner Engineering & Sales, Inc.        President
Director

Charles R. Weeks                          Citizens Banking Corporation            Chairman (retired)
Director

James L. Wolohan                          Wolohan Lumber Co.                      Chairman, President & CEO
Director

William C. Shedd                          Winegarden, Shedd, Haley                Attorney & Partner
Director                                  Lindholm & Robertson

James E. Truesdell, Jr.                   The Austin Group                        President & Secretary
Director

Kendall B. Williams                       The Williams Firm, P.C.                 Attorney at Law
Director

Ada C. Washington                                                                 Community Volunteer
Director

Gary P. Drainville
Executive Vice President

Wayne G. Schaeffer
Executive Vice President

Thomas W. Gallagher
Senior Vice President, General
Counsel, Secretary

Richard J. Mitsdarfer
Senior Vice President and
General Auditor

Edward H. Newman
Senior Vice President & Assistant
Secretary

Thomas C. Shafer
Executive Vice President

Richard T. Albee
Senior Vice President

James M. VanTiflin
Director

Nicholas J. Cilfone
Executive Vice President

Lawrence O. Erickson                      Four-Way Tool & Die Engineering, Inc.   CEO
Director

Ronald E. Fenton                          BancSecurity Corporation                Retired President & CEO
Director

William J. Hank                           Farnham Investment Group                Chairman of the Board & CEO
Director

Gail E. Janssen                           F&M Bancorporation, Inc.                   Retired Chairman of the Board
Director

Stephen J. Lazaroff                       Diversified Precision Products, Inc.       President
Director

William F. Nelson, Jr.                    Wm. F. Nelson Electric, Inc.               President
Director

Robert C. Safford                         Realty Development Corporation             Real Estate Developer
Director

Wayne G. Schaeffer
Executive Vice President

Jack S. Werner
Executive Vice President

Thomas W. Gallagher
Senior Vice President, General Counsel
& Secretary

BRANCH BANKING AND TRUST COMPANY

     Branch Banking and Trust Company ("BB&T"), is an Investment Adviser for the Registrant's OVB Funds. The principal address of BB&T is 434 Fayetteville Street, Raleigh, NC 27601.

NAME AND POSITION WITH                   NAME OF OTHER COMPANY                       CONNECTION WITH
INVESTMENT ADVISER                                                                   OTHER COMPANY
John A. Allison, Chairman and CEO
BB&T Corporation and Branch Banking
and Trust Company

Dr. J. Ernest Lathem, M.D.,              Prostate Diagnostic Center                  Retired Medical Director
Personal Investments

Paul Barringer                           Coastal Lumber Company                      Chairman and CEO

James H. Maynard                         Investors Management Corporation            Chairman and CEO

Alfred E. Cleveland, Esq.                McCoy, Weaver, Wiggins, Cleveland & Raper   Partner

Joseph A. McAleer, Jr.,                  MACKK, LLC                                  Manager and Member
                                         Krispy Kreme Doughnut Franchise

W.R. Cuthbertson, Jr., Retired -
Former Sen. VP
Branch Banking and Trust Company

Albert O. McCauley                       McCauley Moving & Storage of                President and CEO
                                         Fayetteville, Inc.

Ronald E. Deal                           Wesley Hall                                 Investor, Chairman

Richard L. Player, Jr.                   Player, Inc.                                Chairman

A.J. Dooley, Sr., Esq.                   Dooley, Dooley, Spence, Parker & Hipp,      Retired Partner
                                         P.A.

E. Edward Pleasants, Jr.                 PHC Holdings                                Chairman Emeritus and Director

Tom D. Efird                             Standard Distributors, Inc.                 President

Nido R. Qubein                           Creative Services, Inc.                     CEO

Paul S. Goldsmith                        William Goldsmith Company, Inc.             Chairman and President

E. Rhone Sasser                          United Carolina Bancshares Corporation      Former Chairman

Dr. L. Vincent Hackley                   Character Counts! Coalition                 Chairman

Jack E. Shaw                             Shaw Resources, Inc.                        CEO

Jane P. Helm                             Appalachian State University                Vice Chancellor for Business Affairs

Harold B. Wells                          Wells Chevrolet, Buick, Pontiac,            President
                                         Oldsmobile, GMC, Inc.
                                         Wells Chrysler, Dodge, Jeep, Inc.

Dr. Richard Janeway, M.D.                Wake Forest University School of Medicine   Exec. VP for Health Affairs,
                                                                                     Emeritus Professor, Medicine &
                                                                                     Management

John A. Allison, Chairman and Chief
Executive Officer

Henry G. Williamson, Jr., Chief
Operating Officer

Kelly S. King, President

Robert E. Greene, Senior Executive
Vice President

W. Kendall Chalk, Senior Executive
Vice President

Scott E. Reed, Senior Executive Vice
President and Chief Financial Officer

Sherry A. Kellett, Senior Executive
Vice President and Controller

C. Leon Wilson, III, Senior Executive
Vice President

HANCOCK BANK

     Hancock Bank is an Adviser for the Registrant's Funds. The principal address of Hancock Bank is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Hancock Bank is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                   NAME OF OTHER COMPANY                       CONNECTION WITH
INVESTMENT ADVISER                                                                   OTHER COMPANY
Joseph F. Boardman, Jr.                  Hancock Holding Company                     Director
Chairman

A.F. Dantzler
Chairman, Executive Committee

George A. Schloegel                      Hancock Holding Company                     Director
Vice Chairman

Leo W. Seal, Jr.                         Hancock Holding Company                     Director
President & C.E.O.

Charles A. Webb, Jr.
E.V.P. & Secretary

James R. Ginn
E.V.P. & Mississippi Region Head

William T. Williams
E.V.P. & C.C.O.

John M. Hairston
Sr. V.P. & C.O.O.

Carl J. Chaney
Sr. V.P. & C.F.O.

A. Hartie Spense                         Hancock Bank of Louisiana                   President
Officer

Robert E. Easterly                       Hancock Bank of Louisiana                   E.V.P.

Barbara P. Atchley
V.P. & Director Human Resources

Clifton J. Saik
Sr. V.P. & Sr. Trust Officer

Robert G. Chatham
V.P. & Auditor

James B Estabrook, Jr                    Hancock Holding Company                     Director
Director

Charles H Johnson                        Hancock Holding Company                     Director
Director

L.A. Keonenn, Jr.                        Hancock Holding Company                     Director
Director

Victor Mavar                             Hancock Holding Company                     Director
Director

H.C. Moody, Jr.                          Hancock Holding Company                     Director
Director

T.W. Milner, Jr.                         Hancock Holding Company                     Director
Director

Richard T. Hill                          Hancock Holding Company                     Louisiana Retail Manager
Officer

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

     Nicholas-Applegate Capital Management, L.P. ("Nicholas-Applegate"), is a Sub-Adviser for the Registrant's Funds. The principal address of
Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                   NAME OF OTHER COMPANY                  CONNECTION WITH
INVESTMENT ADVISER                                                              OTHER COMPANY
Thomas E. Bleakley                                        --                                     --
Limited Partner of LP

William H. Chenoweth                                      --                                     --
Limited Partner of LP

Laura Stanley DeMarco                                     --                                     --
Limited Partner of LP

Andrew B. Gallagher                      Nicholas-Applegate Capital             Partner, Portfolio Manager,
Limited Partner of LP                    Management                             Institutional Equity Management

Richard E. Graf                                           --                                     --
Limited Partner of LP

Peter J. Johnson                                          --                                     --
Limited Partner of LP

Jill B. Jordon                           Nicholas-Applegate Capital             Head of Global Sales and
Limited Partner of LP                    Management                             Marketing
                                         Nicholas-Applegate Securities          Senior Vice President and Head of
                                                                                Institutional Business

John J. Kane                                              --                                     --
Limited Partner of LP

James E. Kellerman                                        --                                     --
Limited Partner of LP

George C. Kenney                                          --                                     --
Limited Partner of LP

Pedro V. Marcal                                           --                                     --
Limited Partner of LP

James T. McComsey                                         --                                     --
Limited Partner of LP

John J.P. McDonnell                      Nicholas-Applegate Capital             COO
Limited Partner of LP                    Management

Edward B. Moore, Jr.                                      --                                     --
Limited Partner of LP

Loretta J. Morris                                         --                                     --
Limited Partner of LP

Arthur E. Nicholas                       Nicholas-Applegate Securites           President, Chairman
Managing Partner                         Nicholas-Applegate Capital Management  Managing Partner, President of
                                                                                General Partner, CIO

John R. Pipkin                                            --                                     --
Limited Partner of LP

Frederick S. Robertson                   Nicholas-Applegate Capital             CIO/Fixed Income
Limited Partner of LP                    Management

Catherine C. Somhegyi                    Nicholas-Applegate Capital             CIO, Global Equity Management,
Limited Partner of LP                    Management                             Partner, and Portfolio Manager

Lawrence S. Speidell                                      --                                     --
Limited Partner of LP

Todd L. Spillane                                          --                                     --
Vice President, Director of
Compliance

James W. Szabo                           Nicholas-Applegate Capital             General Partner of Global Holding
Limited Partner of LP                    Management Holdings LP                 and Nicholas-Applegate Capital
                                                                                Management

                                         Nicholas-Applegate Capital             General Partner of General Partner
                                         Management Holdings Inc.

                                         Nicholas-Applegate Capital             Limited Partner of LP
                                         Management Inc.

Nicholas-Applegate Global                                 --                                     --
Holding Co. LP
Limited Partner

Nicholas-Applegate Capital                                --                                     --
Management, Inc.
Limited Partner of Limited
Partner


     Systematic Financial Management, LP ("Systematic") is a Sub-Adviser for the Registrant's Funds. The principal business address of it is 300 Frank W. Burr Boulevard, Glenpoint East, Teaneck, New Jersey 07666. Systematic is an investment adviser registered under the Adviser Act.

NAME AND POSITION WITH                   NAME OF OTHER COMPANY                  CONNECTION WITH
INVESTMENT ADVISER                                                              OTHER COMPANY
Gyanendra K. Joshi                                        --                                     --
Senior Managing Director
Chief Investment Officer

Daniel K. McCreesh                                        --                                     --
Managing Director

Francis T. McGee                         Frank McGee Associates                 President
Senior Managing  Director/COO

Kenneth W. Burgess III
Director

     Wellington Management Company, LLP ("Wellington") is a Sub-Adviser for the Registrant's Funds. The principal business address of it is 75 State Street, Boston, Massachusetts 02109. Wellington is an investment adviser registered under the Adviser Act.

NAME AND POSITION WITH                     NAME OF OTHER COMPANY                    CONNECTION WITH
INVESTMENT ADVISER                                                                  OTHER COMPANY
Kenneth Lee Abrams
General Partner

Nicholas Charles Adams
General Partner

Rand Charles Alexander
General Partner

Deborah Louise Allison
General Partner

James Halsey Averill
General Partner

Karl E. Bandtel
General Partner

Marie-Claude Petit Bernal
General Partner

William Nicholas Booth
General Partner

Paul Braverman
General Partner

Robert A. Bruno
General Partner

Pamela Dippel
General Partner

Robert Wren Doran                          Wellington Trust Company, NA             Director & Chairman of the
General Partner Charles                                                             Board and of the Executive
                                                                                    Committee

Townsend Freeman
General Partner

Laurie Allen Gabriel
General Partner

Frank Joseph Gilday, III
General Partner

John Herrick Gooch                         Wellington Management International      Partner
General Partner                            Wellington Trust Company, NA             Director & Vice President

Nicholas Peter Greville                    Wellington Management International      Partner
General Partner

Paul J. Hammel
General Partner

William Claude Sandifer Hicks
General Partner

Paul David Kaplan
General Partner

John Charles Keogh
General Partner

George Cabot Lodge, Jr.
General Partner

Nancy T. Lukitsh                           Wellington Trust Company, NA             Director & Vice President
General Partner

Mark T. Lynch
General Partner

Christine Smith Manfredi
General Partner

Patrick John McCloskey
General Partner

Earl Edward McEvoy
General Partner

Duncan Mathieu McFarland                   Wellington Management International      Partner
General Partner                            Wellington Trust Company, NA             Director & Vice Chairman

Paul Mulford Mecray, III
General Partner

Matthew Edward Megargel
General Partner

James Nelson Mordy
General Partner

Diane Carol Nordin
General Partner

Stephen T. O'Brien
General Partner

Edward Paul Owens
General Partner

Saul Joseph Pannell
General Partner

Thomas Louis Pappas
General Partner

David Minter Parker
General Partner

Jonathan Martin Payson                     Wellington Trust Company, NA             Director & President
General Partner

Stephen Michael Pazuk                      Wellington Management International      Partner
General Partner

Robert Douglas Rands
General Partner

Eugene Edward Record, Jr.
General Partner

NAME AND POSITION WITH                     NAME OF OTHER COMPANY                    CONNECTION WITH
INVESTMENT ADVISER                                                                  OTHER COMPANY
James Albert Rullo
General Partner

John Robert Ryan
General Partner

Joseph Harold Schwartz
General Partner

Theodore Shasta
General Partner

Binkley Calhoun Shorts
General Partner

Trond Skramstad
General Partner

Catherine Anne Smith
General Partner

Stephen Albert Soderberg
General Partner

Brendan James Swords
General Partner

Harriett Tee Taggart
General Partner

Perry Marques Traquina
General Partner

Gene Roger Tremblay
General Partner

Mary Ann Tynan
General Partner

Clare Villari
General Partner

Ernst Hans von Metzsch
General Partner

James Leland Walters                       Wellington Trust Company, NA             Director, Senior Trust Officer &
General Partner                                                                     Trust Counsel

Kim Williams
General Partner

Francis Vincent Wisneski, Jr.
General Partner

     Weiss, Peck and Greer ("WPG") is a sub-adviser for the Registrant's Hancock Horizon Tax-Exempt Fund. The principal business address for WPG is One New York Plaza, New York, NY 10004. WPG is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                   NAME OF OTHER COMPANY                  CONNECTION WITH
INVESTMENT ADVISER                                                              OTHER COMPANY
Stephen Henry Weiss                      WPG Fund & Tudor Fund                  Sr. E.V.P. and Chairman
Chairman of the Executive                Weiss, Peck & Greer Funds Trust        Sr. E.V.P. and Chairman
Committee, Member                        WPG Growth Fund                        Sr. E.V.P. and Chairman
Managing Board                           WPG International Fund                 Sr. E.V.P. and Chairman

NAME AND POSITION WITH                   NAME OF OTHER COMPANY                  CONNECTION WITH
INVESTMENT ADVISER                                                              OTHER COMPANY
Phillip Greer                                             --                                     --
Senior Managing Principal,
Member Managing Board

Roger James Weiss                        WPG & Tudor Fund                       Chairman
Senior Managing Principal                Weiss, Peck & Greer Funds Trust        Chairman
Member Managing Board                    WPG Growth Fund                        Chairman
                                         WPG International Fund                 Chairman

Mitchell E. Cantor                                        --                                     --
Principal, Member Managing Board

Gill Rudy Cogan                                           --                                     --
Principal, Member
Managing Board

Ronald Monroe Hoffner                                     --                                     --
Principal, Chief Financial Officer

Cornelis T. L. Korthout                                   --                                     --
Member, Executive
Committee

Wesley Warren Lang, Jr.                                   --                                     --
Principal

Haakan Sub L.P.                                           --                                     --

Mulco Sub L.P.                                            --                                     --

Richard S. Pollack                                        --                                     --
Principal/General Counsel

Daeninck, Gery A.M.J.                                     --                                     --
Member, Managing Board

Korteweg, Pieter                                          --                                     --
Member, Managing Board

Jacob J. Van Duijin                                       --                                     --
Member, Managing Board

Willem P.M. van der Schoot                                --                                     --
Member, Managing Board

     BlackRock International, Ltd., ("BIL"), is a Sub-Adviser for the Registrant's Golden Oak International Equity Portfolio. The principal address of BIL is 7 Castle Street, Edinburgh, Scotland. BIL is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH              NAME OF OTHER COMPANY                  CONNECTION WITH
INVESTMENT ADVISER                                                         OTHER COMPANY
Laurence Douglas Fink               BlackRock, Inc.                        Chairman & CEO
Chairman & CEO                      BlackRock Financial Management, Inc.   Chairman & CEO
                                    BlackRock Advisors, Inc.               Chief Executive Officer

                                    BlackRock Institutional Mangement      Chief Executive Officer
                                    Corporation
                                    BlackRock Capital Management, Inc.     Chief Executive Officer
                                    BlackRock (Japan) Inc.                 Chairman & CEO
                                    Provident Advisers, Inc.               Chairman & CEO

Ralph Lewis Schlosstein             BlackRock, Inc.                        President & Director
President & Director                BlackRock Financial Management, Inc.   President & Director
                                    BlackRock Advisors, Inc.               President & Director
                                    BlackRock Institutional Management     President & Director
                                    Corporation
                                    BlackRock Capital Management, Inc.     President & Director
                                    BlackRock (Japan) Inc.                 President & Director
                                    Provident Advisers, Inc.               Director

Robert Steven Kapito                BlackRock, Inc.                        Vice Chairman
Vice Chairman & Director            BlackRock Financial Management, Inc.   Vice Chairman & Director
                                    BlackRock Advisors, Inc.               Vice Chairman & Director
                                    BlackRock Institutional Management     Vice Chairman & Director
                                    Corporation
                                    BlackRock Capital Management, Inc.     Vice Chairman & Director
                                    BlackRock (Japan) Inc.                 Vice Chairman & Director
                                    Provident Advisers, Inc.               Director

Robert Peter Connolly               BlackRock, Inc.                        MD, General Counsel & Secretary
MD, General Counsel & Secretary     BlackRock Financial Management, Inc.   MD, General Counsel & Secretary
                                    BlackRock Advisors, Inc.               MD, General Counsel & Secretary
                                    BlackRock Institutional Management     MD, General Counsel & Secretary
                                    Corporation
                                    BlackRock Capital Management, Inc.     MD, General Counsel & Secretary
                                    BlackRock (Japan) Inc.                 MD, General Counsel & Secretary
                                    Provident Advisers, Inc.               General Counsel & Assistant Secretary

Paul L. Audet                       BlackRock, Inc.                        Chief Financial Officer & Managing Director
Chief Financial Officer &           BlackRock Financial Management, Inc.   Chief Financial Officer & Managing
Managing Director                   BlackRock Advisors, Inc.               Director (2/00)
                                    BlackRock Institutional Management     Director (2/00)
                                    Corporation
                                    BlackRock Capital Management, Inc.     Director

                                    BlackRock (Japan) Inc.                 Chief Financial Officer & Managing Director
                                    PNC Investment Holding, LLC            Chief Financial Officer & Managing Director
                                    PNC Asset Management, Inc.             Chief Financial Officer & Managing Director
                                                                           (9/99)
                                    PNC Investment Holdings, Inc           Chief Financial Officer & Managing Director
                                                                           (9/99)
                                    The PNC Financial Services Group,      Finance (9/98)
                                    Inc.

Henry Gabbay                        BlackRock, Inc.                        Managing Director
Managing Director, Portfolio        BlackRock Financial Management, Inc.   Managing Director, Portfolio Compliance
Compliance                          BlackRock Advisors, Inc.               Managing Director, Portfolio Compliance
                                    BlackRock Institutional Management     Managing Director, Portfolio Compliance
                                    Corporation
                                    BlackRock Capital Management, Inc.     Managing Director, Portfolio Compliance
                                    BlackRock (Japan) Inc                  Managing Director, Portfolio Compliance
                                    Provident Advisers, Inc.               Chief Operating Officer (12/99)

Bartholomew Angelo Battista         BlackRock Financial Management, Inc.   Director, Regulatory Compliance
Director, Regulatory Compliance     BlackRock Advisors, Inc.               Director, Regulatory Compliance
(1/00)                              BlackRock Institutional Management     Director, Regulatory Compliance
                                    Corporation
                                    BlackRock Capital Management, Inc.     Director, Regulatory Compliance
                                    BlackRock (Japan) Inc                  Director, Regulatory Compliance
                                    Moore Capital Management, Inc.         Compliance Officer

Keith Thomas Anderson               BlackRock, Inc.                        Managing Director
Managing Director                   BlackRock Financial Management, Inc.   Managing Director
                                    BlackRock Advisors, Inc.               Managing Director
                                    BlackRock Institutional Management     Managing Director
                                    Corporation
                                    BlackRock Capital Management, Inc.     Managing Director
                                    BlackRock (Japan) Inc                  Managing Director
                                    Provident Advisers, Inc.               Managing Director (12/99)

Gordon Anderson                     BlackRock, Inc.                        Managing Director
Managing Director

Albert Morillo                      Scottish Widows Investment             Investment Director (12/99)
Managing Director                   Management

Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Index Funds                                               July 10, 1985
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
The Pillar Funds                                              February 28, 1992
STI Classic Funds                                             May 29, 1992
First American Funds, Inc.                                    November 1, 1992
First American Investment Funds, Inc.                         November 1, 1992
The Arbor Fund                                                January 28, 1993
The PBHG Funds, Inc.                                          July 16, 1993
The Achievement Funds Trust                                   December 27, 1994
Bishop Street Funds                                           January 27, 1995
STI Classic Variable Trust                                    August 18, 1995
ARK Funds                                                     November 1, 1995
Huntington Funds                                              January 11, 1996
SEI Asset Allocation Trust                                    April 1, 1996
TIP Funds                                                     April 28, 1996
SEI Institutional Investments Trust                           June 14, 1996
First American Strategy Funds, Inc.                           October 1, 1996
HighMark Funds                                                February 15, 1997
Armada Funds                                                  March 8, 1997
PBHG Insurance Series Fund, Inc.                              April 1, 1997
The Expedition Funds                                          June 9, 1997
Alpha Select Funds                                            January 1, 1998
Oak Associates Funds                                          February 27, 1998
The Nevis Fund, Inc.                                          June 29, 1998
CNI Charter Funds                                             April 1, 1999
The Armada Advantage Fund                                     May 1, 1999
Amerindo Funds Inc.                                           July 13, 1999
Huntington VA Funds                                           October 15, 1999
Friends Ivory Funds                                           December 16, 1999
iShares Inc.                                                  January 28, 2000
SEI Insurance Products Trust                                  March 29, 2000
iShares Trust                                                 April 25, 2000
Pitcairn Funds                                                August 1, 2000
First Omaha Funds, Inc.                                       October 1, 2000
JohnsonFamily Funds, Inc.                                     November 1, 2000
Millennium Funds                                              November 1, 2000

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                         Position and Office                                  Positions and Offices
Name                     with Underwriter                                     with Registrant
---------------------------------------------------------------------------------------------------
Alfred P. West, Jr.      Director, Chairman of the Board of Directors                  --
Richard B. Lieb          Director, Executive Vice President                            --
Carmen V. Romeo          Director                                                      --
Mark J. Held             President & Chief Operating Officer                           --
Dennis J. McGonigle      Executive Vice President                                      --
Robert M. Silvestri      Chief Financial Officer & Treasurer                           --
Todd Cipperman           Senior Vice President & General Counsel                       --
Leo J. Dolan, Jr.        Senior Vice President                                         --
Carl A. Guarino          Senior Vice President                                         --
Jack May                 Senior Vice President                                         --
Hartland J. McKeown      Senior Vice President                                         --
Kevin P. Robins          Senior Vice President                                         --
Patrick K. Walsh         Senior Vice President                                         --
Wayne M. Withrow         Senior Vice President                                         --
Robert Aller             Vice President                                                --
John D. Anderson         Vice President & Managing Director                            --
Timothy D. Barto         Vice President & Assistant Secretary                 Vice President &
                                                                              Assistant Secretary
Robert Crudup            Vice President & Managing Director                            --
Richard A. Deak          Vice President & Assistant Secretary                          --
Scott W. Dellorfano      Vice President & Managing Director                            --
Barbara Doyne            Vice President                                                --
Jeff Drennen             Vice President                                                --
Scott C. Fanatico        Vice President & Managing Director                            --
Vic Galef                Vice President & Managing Director                            --
Steven A. Gardner        Vice President & Managing Director                            --
Lydia A. Gavalis         Vice President & Assistant Secretary                 Vice President
                                                                              & Assistant Secretary

Greg Gettinger           Vice President & Assistant Secretary                          --
Kathy Heilig             Vice President                                                --
Jeff Jacobs              Vice President                                                --
Samuel King              Vice President                                                --
John Kirk                Vice President & Managing Director                            --
Kim Kirk                 Vice President & Managing Director                            --
John Krzeminski          Vice President & Managing Director                            --
Alan H. Lauder           Vice President                                                --
Paul Lonergan            Vice President & Managing Director                            --
Ellen Marquis            Vice President                                                --
Christine M. McCullough  Vice President & Assistant Secretary                 Vice President
                                                                              & Assistant Secretary
Carolyn McLaurin         Vice President & Managing Director                            --
Mark Nagle               Vice President                                                --
Joanne Nelson            Vice President                                                --
Cynthia M. Parrish       Vice President & Secretary                                    --
Rob Redican              Vice President                                                --
Maria Rinehart           Vice President                                                --
Steve Smith              Vice President                                                --
Daniel Spaventa          Vice President                                                --
Kathryn L. Stanton       Vice President                                                --
Lori L. White            Vice President & Assistant Secretary                          --
William E. Zitelli, Jr.  Vice President & Assistant Secretary                 Vice President
                                                                              & Assistant Secretary

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a) With respect to Rules 31a-1(a);  31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

                       First Union National Bank
                       123 Broad Street
                       Philadelphia, PA 19109

                       HANCOCK HORIZON FUNDS
                       Hancock Bank and Trust
                       One Hancock Plaza
                       P.O. Box 4019
                       Gulfport, MS 39502

     (b)/(c) With respect to Rules  31a-1(a);  31a-1(b)(1),(4);  (2)(C) and (D);
     (4); (5); (6); (8); (9); (10);  (11); and 31a-1(f),  the required books and records are maintained at the offices of Registrant's Administrator:

                       SEI Investment Mutual Funds Services
                       Oaks, PA 19456

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

                       GOLDEN OAK PORTFOLIOS
                       Citizens Bank
                       One Citizens Banking Plaza
                       Flint, MI 48502

                       Wellington Management Company, LLP
                       75 State Street
                       Boston, MA 02109

                       Systematic Financial Management, L.P.
                       300 Frank W. Burr Blvd.
                       Glenpointe East, 7th Floor
                       Teaneck, NJ 07666

                       Nicholas-Applegate Capital Management, L.P.
                       600 West Broadway
                       29th Floor
                       San Diego, CA 92101

                       BlackRock International Ltd.
                       7 Castle Street
                       Edinburgh, Scotland EH2 3AH

                       OVB PORTFOLIOS
                       One Valley Bank, National Association
                       One Valley Square
                       Charleston, WV 25301

                       Wellington Management Company, LLP
                       75 State Street
                       Boston, MA 02109

                       HANCOCK HORIZON FUNDS
                       Hancock Bank
                       One Hancock Plaza
                       P.O. Box 4019
                       Gulfport, MS 39502

                       Weiss, Peck & Greer, LLC
                       One New York Plaza
                       New York, NY 10004


ITEM 29. MANAGEMENT SERVICES:

     None.

ITEM 30. UNDERTAKINGS:

     NONE

                                     NOTICE

     A copy of the Agreement and Declaration of Trust for The Arbor Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused Post-Effective Amendment No. 30 to be Registration Statement No. 33-50718 signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of March, 2001.

                                                      THE ARBOR FUND



                                               By: /s/ James R. Foggo
                                                   ----------------------------
                                                   James R. Foggo, President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


              *                     Trustee                     March 30, 2001
---------------------------
John T. Cooney


              *                     Trustee                     March 30, 2001
---------------------------
William M. Doran


              *                     Trustee                     March 30, 2001
---------------------------
Robert A. Nesher


              *                     Trustee                     March 30, 2001
---------------------------
Robert A. Patterson


              *                     Trustee                     March 30, 2001
---------------------------
Eugene B. Peters


              *                     Trustee                     March 30, 2001
---------------------------
James M. Storey


           *                        Trustee                     March 30, 2001
---------------------------
George J. Sullivan, Jr.


/s/ James R. Foggo                  President                   March 30, 2001
---------------------------
James R. Foggo


/s/ Jennifer Spratley               Controller &                March 30, 2001
---------------------------         Chief Financial Officer
Jennifer Spratley



*By: /s/ James R. Foggo
---------------------------
     James R. Foggo
     Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT

EX-99.A Registrant's Agreement and Declaration of Trust, originally filed with the Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1992, is incorporated herein by reference to exhibit (1) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.B   Registrant's  By-Laws are incorporated  herein by reference to exhibit
          (2) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.C   Not Applicable.

EX-99.D1 Investment Advisory Agreement between the Registrant and Citizens Commercial and Savings Bank with respect to the Golden Oak Diversified Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(b) with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on January 13, 1993, is incorporated herein by reference to exhibit 5(a) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D2 Investment Sub-Advisory Agreement by and among Registrant, Citizens Commercial and Savings Bank and Wellington Management Company, LLP with respect to the Golden Oak Prime Obligation Money Market Portfolio is incorporated herein by reference to exhibit 5(c) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on January 13, 1993.

EX-99.D3 Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB Portfolios, originally filed as exhibit 5(h) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference to exhibit 5(d) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D4 Investment Sub-Advisory Agreement by and among the Registrant, One Valley Bank, National Association, and Wellington Management Company, LLP with respect to the OVB Prime Obligations Portfolio, originally filed as exhibit 5(i) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference to exhibit 5(e) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form

           N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D5 Investment Advisory Agreement between the Registrant and Capitoline Investment Services, Incorporated with respect to the U.S. Government Securities Money Fund, originally filed as exhibit 5(j), with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference to exhibit 5(f) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D6 Schedule B to Investment Advisory Agreement between the Registrant and Citizens Commercial & Savings Bank with respect to Golden Oak Growth and Income Portfolio, originally filed as exhibit 5(l) with Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 30, 1994 is incorporated herein by reference to exhibit 5(g) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 1997.

EX-99.D7 Schedule to the Investment Advisory Agreement between Registrant and Capitoline Investment Services Incorporated with respect to the Prime Obligations Fund, originally filed as exhibit 5(q) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference to exhibit 5(h) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D8 Investment Sub-Advisory Agreement by and among the Registrant and Citizens Bank and Nicholas-Applegate Capital Management with respect to the Golden Oak Diversified Growth Portfolio, originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 29, 1996.

EX-99.D9 Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB Equity Income Portfolio, is incorporated herein by reference to exhibit 5(d) of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on February 28, 1997.

EX-99.D10  Investment  Sub-Advisory  Agreement  by  and  among  the  Registrant,
           Citizens Bank and Systematic Financial Management, L.P. with respect to the Golden Oak Value Portfolio is incorporated herein by reference to exhibit 5(j) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.D11  Amendment to Investment  Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate Capital Management is incorporated herein by reference to exhibit 5(h) of Post-Effective Amendment No. 20 to Registrant's Registration

           Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.D12  Schedule A to the Investment  Advisory  Agreement between  Registrant and  Citizens  Bank is  incorporated  herein by  reference to exhibit
           (d)(12) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 1, 1999.

EX-99.D13  Amendment  to the  Investment  Sub-Advisory  Agreement by and between
           Citizens Bank and Systematic Financial Management, L.P. is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 1, 1999.

EX-99.D14  Amended Schedule A dated February 22, 1999 to the Investment Advisory
           Agreement between Registrant and Citizens Bank is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 1, 1999.

EX-99.D15  Amendment   No.  2  dated   February  22,  1999  to  the   Investment
           Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate Capital Management is incorporated herein by reference to exhibit
           (d)(15) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 28, 1999.

EX-99.D16  Investment Advisory Agreement between the Registrant and Hancock Bank and Trust with respect to the Hancock Bank Treasury Securities Money Market Fund, Hancock Bank Tax Exempt Money Market Fund, Hancock Bank Growth and Income Fund and Hancock Bank Strategic Income Fund, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.D17  Investment  Sub-Advisory  Agreement  between  and  among  Registrant,
           Hancock Bank and Trust and Weiss, Peck & Greer L.L.C. with respect to the Hancock Bank Tax Exempt Money Market Fund is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.D18  Amended  Schedule  to  Investment   Advisory  Agreement  between  the
           Registrant and Citizens Commercial and Savings Bank with respect to the Golden Oak International Equity Portfolio is incorporated herein by reference to exhibit (d)(18) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.D19  Investment  Sub-Advisory  Agreement between and among the Registrant,
           Citizens Commercial and Savings Bank and BlackRock International, Ltd., with respect to the Golden Oak International Equity Portfolio incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 28 to Registrant's Registration

           Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.D20  Amendment  to  Investment  Sub-Advisory  Agreement  between and among
           Registrant, Hancock Bank and Weiss, Peck & Greer L.L.C. with respect to the Hancock Horizon Tax Exempt Money Market Fund is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.D21  Investment  Advisory  Agreement  between  the  Registrant  and Branch
           Banking and Trust Company with respect to the OVB Portfolios is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

EX-99.D22  Investment  Sub-Advisory  Agreement between and among the Registrant,
           Branch Banking and Trust Company and Wellington Management Company with respect to the OVB Prime Obligations Portfolio is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

EX-99.E1 Distribution Agreement between Registrant and SEI Financial Services Company, originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference to exhibit 6(a) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.E2 Transfer Agent Agreement between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit 6(b) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on January 13, 1993.

EX-99.E3 Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to exhibit 6(c) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 1995.

EX-99.E4 Transfer Agent Agreement between Registrant and Supervised Service Company is incorporated herein by reference to exhibit 6(d) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 1995.

EX-99.E5 Amendment to Transfer Agent Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to exhibit 6(e) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.E6 Amended and restated Schedule A, relating to The Golden Oak Family of Funds, to the Distribution Plan is incorporated herein by reference to exhibit (e)(6) of

           Post-Effective   Amendment  No.  23  to   Registrant's   Registration
           Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.

EX-99.E7 Form of Transfer Agency and Service Agreement between Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit
           (e)(7) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.F    Not Applicable.

EX-99.G1 Custodian Agreement between Registrant and CoreStates Bank N.A., originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference to exhibit 8(a) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.G2 Custodian Agreement between Registrant and Crestar Bank, originally filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference to exhibit 8(b) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 1997.

EX-99.G3 Amendment to Custodian Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to exhibit 8(c) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.G4 Form of Custody Agreement between Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.G5 Custodian Agreement between Registrant and State Street Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.

EX-99.H1 Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated January 28, 1993 for the Golden Oak Portfolios and forms of Schedule for the California Tax Exempt Portfolio and Institutional Tax Free Portfolio is incorporated herein by reference to exhibit 5(a) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on July 29, 1993.

EX-99.H2 Schedule, relating to the OVB Prime Obligations, OVB Capital Appreciation, OVB Emerging Growth, OVB Government Securities and OVB West Virginia Tax-Exempt Income Portfolios (the "OVB Portfolios"), to Administration

           Agreement by and between the Registrant and SEI Financial Management Corporation dated as of January 28, 1993 is incorporated herein by reference to exhibit 9(b) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.H3 Schedule relating to U.S. Government Securities Money Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit 9(c) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.H4 Schedule dated May 19, 1997, relating to the Golden Oak Portfolios, to Administration Agreement by and between Registrant and SEI Fund Resources is incorporated herein by reference to exhibit 9(d) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.H5 Administration Agreement between Registrant and SEI Financial Corporation with Schedule dated January 28, 1993 as amended and restated on May 17, 1994 for Golden Oak Portfolios, the Prudential Portfolios and the OVB Portfolios, originally filed as exhibit 5(o) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference to exhibit 9(e) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.H6 Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated August 1, 1994, originally filed as exhibit 5(p) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference to exhibit 9(f) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.H7 Schedule relating to the Prime Obligations Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation, originally filed as exhibit 5(p) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference to exhibit 9(g) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.H8 Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI Financial Management Corporation, dated January 28, 1993, to SEI Fund Resources is incorporated herein by reference to exhibit 9(h) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form

           N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.H9 Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI Financial Management Corporation, dated June 1, 1996, to SEI Fund Resources is incorporated herein by reference to exhibit 9(i) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.H10  Schedule  dated  November 23, 1998 to the  Administration  Agreement, relating to the OVB Family of Funds, between the Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(10) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.

EX-99.H11  Schedule  dated  February 22, 1999 to the  Administration  Agreement, relating to The Golden Oak Family of Funds, between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit
           (h)(11) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.

EX-99.H12  Schedule  relating  to the Hancock  Bank  Treasury  Securities  Money
           Market Fund, Hancock Bank Tax Exempt Money Market Fund, Hancock Bank Strategic Income Fund and Hancock Bank Growth and Income Fund, to the Administration Agreement by and between Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.H13  Revised  Schedule  relating  to the Golden Oak  International  Equity
           Portfolio, to the Administration Agreement is incorporated herein by reference to exhibit (h)(13) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.H14  Revised  Schedule  relating  to the  Hancock  Horizon  Funds,  to the
           Administration Agreement is incorporated herein by reference to exhibit (h)(14) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

EX-99.H15  Shareholder  Services  Plan  relating to The  Hancock  Bank Family of
           Funds is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.H16  Form-of  Shareholder  Services  Agreement  between the Registrant and
           Hancock Bank is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

EX-99.H17  Amended and Restated  Distribution  Agreement  dated August 14, 2000, between the Registrant and SEI Investments Distribution Company is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.

EX-99.I    Not Applicable.


EX-99.J    Consent of  Independent  Public  Accountants  (PricewaterhouseCoopers
           LLP) is filed herewith.


EX-99.K    Not Applicable.

EX-99.L    Not Applicable.

EX-99.M1 Registrant's Distribution Plan with respect to the Class B shares of the Golden Oak Portfolios (except Golden Oak Growth and Income Portfolio), originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference to exhibit 15(a) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.M2 Registrant's Distribution Plan with respect to the Class B shares of the OVB Portfolios, originally filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference to exhibit 15(b) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.M3 Registrant's Distribution Plan with respect to the Class B Shares of the Golden Oak Growth and Income Portfolio is incorporated herein by reference to exhibit (m)(3) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.M4 Rule 18f-3 Multi-Class Plan, originally filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference to exhibit 15(d) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.M5 Distribution and Service Plan relating to The Golden Oak Family of Funds is incorporated herein by reference to exhibit (m)(5) of Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.M6 Amended and restated Schedule A, relating to The Golden Oak Family of Funds to the Distribution Plan is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.M7 Revised Distribution Plan relating to The Hancock Bank Family of Funds is incorporated herein by reference to exhibit (m)(7) of Post-Effective Amendment

           No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.

EX-99.N1 Amended and restated Rule 18f-3 Multi-Class Plan and Certificates of Class Designation are incorporated herein by reference to exhibit
           (n)(1) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.N2 Amended and restated Rule 18f-3 Multi-Class Plan and Certificates of Class Designation are incorporated herein by reference to exhibit
           (n)(2) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.

EX-99.O    Not Applicable.

EX-99.P1 SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.P2 Systematic Financial Management, L.P., Code of Ethics is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.P3 Citizens Bank Code of Ethics is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.P4 Wellington Management Company, LLP, Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.P5 Weiss, Peck & Greer, L.L.C., Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.P6 One Valley Bank, N.A., Code of Ethics is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.P7 Hancock Bank and Trust Code of Ethics is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.P8 Nicholas-Applegate Capital Management, LP, Code of Ethics is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment no. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 16, 2000.

EX-99.P9 BlackRock International, Ltd., Code of Ethics is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P10  The Arbor Fund Code of Ethics is incorporated  herein by reference to
           Exhibit (p)(10) of Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P11  Revised SEI  Investments  Company Code of Ethics and Insider  Trading
           Policy dated April 2000 is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P12  Revised  Systematic  Financial  Management,  L.P.,  Code of Ethics is
           incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P13  Revised One Valley Bank, N.A., Code of Ethics is incorporated  herein by reference to Exhibit (p)(13) of Post-Effective Amendment no. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P14  Branch  Banking  and Trust  Company  Code of  Ethics is  incorporated herein by reference to exhibit (p)(14) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.

EX-99.Q1 Powers of Attorney for John T. Cooney, William M. Doran, Robert A. Nesher, Robert A. Patterson, Eugene B. Peters, George J. Sullivan, James M. Storey and James R. Foggo are incorporated herein by reference to exhibit (q) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on November 17, 2000.


EX-99.Q2 Power of Attorney for Jennifer Spratley is incorporated herein by reference to exhibit (q)(2) of The Advisors' Inner Circle Fund's Post-Effective Amendment No. 43 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.